President's Message

Dear Shareholder:

Government Cash Series, a portfolio of Cash Trust Series, Inc., was established in 1989, and I am pleased to present its Semi-Annual Report to shareholders, which covers the six-month period ended November 30, 1998. The report begins with an investment review by the fund's portfolio manager, Susan R. Hill, Vice President of Federated Advisers, which is followed by a complete listing of the fund's investments, and its financial statements.

During the reporting period, Government Cash Series paid a total of $0.02 in dividends per share. In addition to income on their ready cash, shareholders benefited from the fund's daily liquidity and stability of principal.* The fund has maintained a net asset value of $1.00 per share since its inception.

At the end of the reporting period, the fund's net assets totaled $652 million, with approximately 56% of the assets invested in securities issued by various government agencies, including the Federal Farm Credit Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Association, Federal National Mortgage Association, and Student Loan Marketing Association. More than 45% of the fund's assets were invested in repurchase agreements backed by government and/or agency securities, because repurchase agreements offered a yield advantage over many direct government obligations.

Thank you for choosing Government Cash Series as a convenient way to help your ready cash earn daily income through the relative safety of U.S. government money market obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

/s/  Richard B. Fisher

Richard B. Fisher
President
January 15, 1999

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                               Investment Review

Government Cash Series invests in direct U.S. Treasury and U.S. government agency obligations and in repurchase agreements which have these securities as collateral. The fund continues to invest in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and may maintain a small Treasury position for liquidity purposes.

Early in the reporting period, economic fundamentals were still the driving factor behind movements in short-term interest rates. With economic growth still strong--albeit slowing from its torrid 5.50% pace of growth in the first quarter of 1998--market participants were content with the idea that the Federal Reserve Board (the "Fed") would remain on the sidelines. The anticipated drag on the U.S. economy resulting from the economic crises in Asia had become apparent-- particularly in the manufacturing sector--over the second quarter of 1998. This slowdown lent comfort to investors that economic growth would not be so robust as to ignite inflationary pressures.

By the third quarter of 1998, however, a dramatic shift in market sentiment was evident. Uncertainty in the world economies resulted in vulnerability in our domestic equity market, and led to a substantial flight to quality to U.S. Treasury securities across the yield curve. Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the U.S. economies, as a result of the remote Asian crisis, now became an overpowering influence on the market and expectations regarding future U.S. growth. Although economic fundamentals still remained fairly positive in this environment, fear dominated market sentiment over this period.

Expectations regarding the direction of the next change in monetary policy did an abrupt about-face over the reporting period. The Fed had adopted a tightening bias in March, a reflection of their underlying concern about inflationary pressures. By August, the Fed had removed its tightening bias as Fed officials perceived that the risks to the economy had become more balanced. By late August, however, market expectations that the Fed might eventually need to ease monetary policy to help the U.S. economy along, as a result of the world economic struggles, had begun to grow. This expectation intensified throughout September, and at the September 29, 1998 Federal Open Market Committee("FOMC") meeting, the Fed voted to ease monetary policy by a modest 25 basis points. The Fed followed that move with another 25 basis point ease on October 15, 1998 which brought the Federal Funds Target Rate down to 5.00%. The Fed also voted to cut the discount rate by the same magnitude, from 5.00% to 4.75%, at that time. And finally, in mid-November, the Fed voted once again at its November 17, 1998 FOMC meeting to reduce the Federal Funds Target Rate and the discount rate by 25 basis points. These moves were a reflection of concern over the potential economic impact that the crises in foreign economies would have on U.S. domestic growth, as well as with the liquidity/credit crisis evident in the fixed-income markets.

Short-term interest rates reflected the turmoil and shift in monetary policy over the reporting period. From June through August, the yield on the three-month agency discount note traded within a narrow range of 5.40% to 5.50%. By late August, however, the trouble in Asian economies had broadened to include Russia and Latin America, and concern over the potential impact the turmoil would have on the domestic economy gripped the market. The yield on the three-month agency discount note declined sharply in ensuing weeks to 4.75% by mid October, around the time of the second easing step by the Fed. The sudden inter-meeting move by the Fed in October, coupled with the added insurance of the ease in November, had the desired affect of calming the turbulent financial markets, however, and the three-month agency discount note retraced some of this decline to end the reporting period at 5.00%.

For most of the reporting period, the fund was targeted in a 35-45 day average maturity range attempting to maximize performance through ongoing relative value analysis. Because the overseas turmoil resulted in a substantial flight to quality to U.S. Treasury securities from investors seeking a safe haven, the fund's purchases were predominantly agency securities and repurchase agreements. We believe the 75 basis point cumulative easing in monetary policy by the Fed should be sufficient, for now, to provide comfort to the market that the economy will be able to withstand the drag from overseas. As a result, the Fed should remain on the sidelines in the near term until additional light is shed on the health of the economy and its longer term prospects for growth.

                           Portfolio of Investments

                             Government Cash Series
                         November 30, 1998 (unaudited)


  Principal

   Amount                                                                                                          Value

Short-Term Obligations--56.4%

$ 14,000,000      (a)Federal Farm Credit Bank, Floating Rate Notes, 4.420%, 1/4/1999                          $ 14,000,000
   3,000,000      Federal Farm Credit Bank Notes, 5.500%, 4/1/1999                                               2,998,636
  56,000,000      (a)Federal Home Loan Bank, Floating Rate Notes, 4.840% - 5.050%, 12/2/1998 - 3/1/1999         55,982,279
  15,100,000      Federal Home Loan Bank Notes, 5.080% - 5.705%, 3/1/1999 - 11/9/1999                           15,095,733
  55,000,000      (b)Federal Home Loan Mortgage Corp., Discount Notes, 4.890% - 5.090%,
                  1/29/1999 - 3/15/1999                                                                         54,368,188
  33,000,000      (a)Federal Home Loan Mortgage Corp., Floating Rate Notes, 4.849% - 5.202%,
                  12/17/1998 - 2/17/1999                                                                        32,984,788
   9,000,000      Federal Home Loan Mortgage Corp. Notes, 5.544% - 5.605%, 3/12/1999 - 8/13/1999                 8,997,040
 119,717,000      (b)Federal National Mortgage Association, Discount Notes, 4.400% - 5.380%,
                  12/7/1998 - 7/30/1999                                                                        117,734,619
  39,000,000      (a)Federal National Mortgage Association, Floating Rate Notes, 4.820% - 5.448%,
                  12/2/1998 - 2/28/1999  38,992,921

  18,700,000      Federal National Mortgage Association Notes, 5.360% - 5.650%, 2/19/1999 - 8/9/1999            18,693,164
   5,000,000      (a)Student Loan Marketing Association, Floating Rate Notes, 5.260%, 12/8/1998                  4,998,158
   2,500,000      Student Loan Marketing Association Notes, 5.580%, 3/11/1999                                    2,499,853
                       Total Short-Term Obligations  367,345,379

(c)Repurchase Agreements--45.1%

  20,000,000      ABN AMRO Chicago Corp., 5.500%, dated 11/30/1998, due 12/1/1998                               20,000,000
  30,000,000      Bear, Stearns and Co., 5.350%, dated 11/30/1998, due 12/1/1998                                30,000,000
   4,900,000      Deutsche Bank Government Securities, Inc., 5.320%, dated 11/30/1998, due 12/1/1998             4,900,000
  13,000,000      (d)Goldman Sachs Group, LP, 5.190%, dated 10/8/1998, due 1/6/1999                             13,000,000
  15,000,000      Goldman Sachs Group, LP, 5.370%, dated 11/30/1998, due 12/1/1998                              15,000,000
  28,000,000      (d)J.P. Morgan & Co., Inc., 5.150%, dated 10/14/1998, due 1/13/1999                           28,000,000
  27,000,000      (d)J.P. Morgan & Co., Inc., 5.150%, dated 11/2/1998, due 1/6/1999                             27,000,000
  26,000,000      (d)Morgan Stanley Group, Inc., 4.860%, dated 10/15/1998, due 1/14/1999                        26,000,000
  15,000,000      Nationsbank Montgomery Securities, Inc., 5.300%, dated 11/30/1998, due 12/1/1998              15,000,000
 100,000,000      PaineWebber Group, Inc., 5.300%, dated 11/30/1998, due 12/1/1998                             100,000,000
  15,000,000      Paribas Corp., 5.320%, dated 11/30/1998, due 12/1/1998                                        15,000,000
                        Total Repurchase Agreements                                                            293,900,000
                        Total Investments (at amortized cost)(e)                                              $661,245,379


(a) Denotes variable rate securities which show current rate and next demand date.

(b) The issue shows the rate of discount at time of purchase.
(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($651,729,675) at November 30, 1998.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                      Statement of Assets and Liabilities

                             Government Cash Series
                         November 30, 1998 (unaudited)


Assets:
Investments in repurchase agreements                                  $293,900,000
Investments in securities                                              367,345,379
Total investments in securities, at amortized cost and value                            $661,245,379
Income receivable                                                                          2,171,649
 Total assets                                                                            663,417,028
Liabilities:
Payable for investments purchased                                        9,992,640
Income distribution payable                                              1,315,554
Payable to Bank                                                            244,530
Accrued expenses                                                           134,629
 Total liabilities                                                                       11,687,353
Net Assets for 651,729,675 shares outstanding                                          $651,729,675

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$651,729,675 / 651,729,675 shares outstanding                                                 $1.00

(See Notes which are an integral part of the Financial Statements)

                            Statement of Operations

                             Government Cash Series
                 Six Months Ended November 30, 1998 (unaudited)


Investment Income:
Interest                                                                                       $16,623,306
Expenses:

Investment advisory fee                                                        $ 1,522,110
Administrative personnel and services fee                                          229,534
Custodian fees                                                                      22,673
Transfer and dividend disbursing agent fees and expenses                           384,003
Directors'/Trustees' fees                                                            3,172
Auditing fees                                                                        6,645
Legal fees                                                                           2,708
Portfolio accounting fees                                                           49,690
Distribution services fee                                                          930,327
Shareholder services fee                                                           761,055
Share registration costs                                                            36,512
Printing and postage                                                                69,335
Insurance premiums                                                                   2,676
Taxes                                                                               10,072
Miscellaneous                                                                        5,536
 Total expenses                                                                  4,036,048
Waivers--

 Waiver of investment advisory fee                          $  (352,529)
 Waiver of distribution services fee                           (625,905)
   Total waivers                                               (978,434)
     Net expenses                                             3,057,614

      Net investment income                                 $13,565,692


(See Notes which are an integral part of the Financial Statements)

                      Statement of Changes in Net Assets

                             Government Cash Series


                                                                      Six Months
                                                                        Ended

                                                                     (unaudited)         Year Ended
                                                                  November 30, 1998     May 31, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                               $    13,565,692   $    26,063,493
Distributions to Shareholders--
Distributions from net investment income                                (13,565,692)      (26,063,493)
Share Transactions--

Proceeds from sale of shares                                          1,225,253,338     2,571,697,688
Net asset value of shares issued to shareholders in payment of
distributions declared                                                   11,145,061        22,794,145
Cost of shares redeemed                                              (1,141,852,267)   (2,567,675,348)
 Change in net assets resulting from share transactions                  94,546,132        26,816,485
   Change in net assets                                                  94,546,132        26,816,485
Net Assets:

Beginning of period                                                     557,183,543       530,367,058
End of period                                                       $   651,729,675   $   557,183,543

(See Notes which are an integral part of the Financial Statements)

                             Financial Highlights

                             Government Cash Series

(For a share outstanding throughout each period)


                                                     Six Months
                                                        Ended

                                                     (unaudited)

                                                    November 30,                          Year Ended May 31,
                                                        1998         1998       1997       1996       1995       1994
Net asset value, beginning of period                    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations
Net investment income                                       0.02       0.05       0.04       0.05       0.04       0.02
Less distributions
Distributions from net investment income                   (0.02)     (0.05)     (0.04)     (0.05)     (0.04)     (0.02)
Net asset value, end of period                          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total return(a)                                             2.25%      4.73%      4.54%      4.85%      4.43%      2.45%
Ratios to average net assets
Expenses                                                  1.00%*       1.00%      0.99%      0.99%      0.99%      0.99%
Net investment income                                     4.46%*       4.62%      4.45%      4.75%      4.35%      2.41%
Expense waiver/reimbursement(b)                           0.32%*       0.27%      0.10%      0.30%      0.08%      0.09%
Supplemental data
Net assets, end of period (000 omitted)                 $651,730   $557,184   $530,367   $448,129   $453,096   $401,334

 * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                         Notes to Financial Statements

                             Government Cash Series
                         November 30, 1998 (unaudited)

Organization

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Capital Stock

At November 30, 1998, there were 12,500,000,000 shares of $0.001 par value capital stock authorized. At November 30, 1998, capital paid-in aggregated $651,729,675. Transactions in capital stock as follows:


                                                                       Six Months Ended

                                                                         (unaudited)        Year Ended
                                                                      November 30, 1998    May 31, 1998

Shares sold                                                               1,225,253,338    2,571,697,688
Shares issued to shareholders in payment of distributions declared           11,145,061       22,794,145
Shares redeemed                                                          (1,141,852,267)  (2,567,675,348)

 Net change resulting from share transactions                                94,546,132       26,816,485

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                   Directors
                                John F. Donahue
                                Thomas G. Bigley

                              John T. Conroy, Jr.
                            Nicholas P. Constantakis

                              William J. Copeland
                             J. Christopher Donahue

                              James E. Dowd, Esq.
                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.
                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar

                               Marjorie P. Smuts

                                    Officers
                                John F. Donahue

                                    Chairman

                               Richard B. Fisher
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                           Executive Vice President,

                                 and Secretary

                               Richard J. Thomas
                                   Treasurer

                             Nicholas J. Seitanakis
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[FEDERATED INVESTORS LOGO]

Government
Cash Series

Semi-Annual Report
to Shareholders
November 30, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 147551204

0122604 (1/99)                [RECYCLED PAPER LOGO]

                              President's Message

Dear Shareholder:

Municipal Cash Series, a portfolio of Cash Trust Series, Inc., was established in 1989, and I am pleased to present its Semi-Annual Report to shareholders, which covers the six-month period ended November 30, 1998. The report begins with an investment review by the fund's portfolio manager, Mary Jo Ochson, Senior Vice President of Federated Advisers, which is followed by a complete listing of the fund's tax-free securities issued by municipalities nationwide, and its financial statements.

During the reporting period, Municipal Cash Series paid a total of $0.01 in tax-free dividends per share.* In addition to tax-free income, shareholders benefited from the fund's daily liquidity and stability of principal.** The fund has maintained a net asset value of $1.00 per share since its inception. By the end of the reporting period, shareholders had invested a total of $650 million in the fund's diversified portfolio.

Thank you for choosing Municipal Cash Series as a convenient way to help your ready cash earn daily, tax-free income through the relative safety of high-quality municipal obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

/s/  Richard B. Fisher

Richard B. Fisher
President
January 15, 1999

  * Income may be subject to the federal alternative minimum tax and state and local taxes.

 ** An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                               Investment Review

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Advisers.

Q. What are your comments on the economy and the interest rate environment during the fund's six-month reporting period?

A. The economy remained healthy over the reporting period. At the same time, overall inflationary pressures were subdued due to slight weakness in the manufacturing sector resulting from the economic turmoil in Asia. Strong labor markets with consequences of wage inflation continued to occupy the thoughts of the Federal Reserve Board (the "Fed") throughout much of the reporting period. However, the reporting period coincided with a continuing unsteady economic picture abroad and volatile equity markets in the U.S. as a result. Economic activity began to slow relative to the robust pace of the first quarter of 1998 in large part due to business inventory drawdowns. Labor markets, with unemployment at or near historical lows, continued to show strength especially in the service sectors. Business and consumer spending moderated throughout the reporting period while wages and prices remained stable. The Fed's policy switched dramatically during the reporting period while economic indicators gave mixed signals. The Fed was clearly concerned with overriding weakness from turmoil overseas and the resulting flight to quality liquidity crunch. Beginning in September, the Fed eased three times in the next seven weeks for a total of 75 basis points. Short-term interest rates, as one would expect, followed the Fed's action. Movements in the one-year Treasury bill ("T-bill") over the reporting period best reveal the market's sentiment. The one-year T-bill traded in the 5.40% range during June and July of 1998, then fell to the 5.20% range by August as market sentiment shifted toward an easing by the Fed. As the Fed ease became more imminent, market participants pushed yields lower to the 4.75% range by September. The reporting period ended with one-year T-bill rates in the 4.50% range.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this reporting period, primarily coupon payments and corporate income tax payments. These technical factors and the Fed's bias toward easing contributed to the relative flatness of the short-term tax-exempt yield curve. Variable rate demand notes ("VRDNs"), which comprise more than 60% of the fund's assets, started the reporting period in the 3.50% range, but moved sharply lower in July to the 3.00% level as supply and demand imbalances occurred. Yields then rose back to the 3.50% level by the end of July as coupon payment reinvestment pressures eased. VRDN yields spiked in mid September as corporate income tax payments provided a brief oversupply of securities. Yields then fell as the Fed easing occurred, ending the reporting period below where they began, at the 3.15% range. Over the six-month reporting period, VRDN yields averaged roughly 64% of taxable rates making them marginally attractive for investors at the 36% federal tax bracket and attractive for the highest federal tax bracket. Over the same period, tax-exempt one-year notes, as well as VRDNs, averaged 3.34%.

Q.  What were your strategies for the fund during the reporting period?

A. The fund's average maturity at the beginning of the reporting period was approximately 40 days. The fund remained in a 45-50 day average maturity range over the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer term securities with maturities between six and twelve months. Once an average maturity range was targeted, the portfolio attempted to maximize performance through ongoing relative value analysis. Our relative value analysis included the comparison of the richness or cheapness of municipal securities to one another, as well as municipals to taxable instruments such as Treasury securities.

Q.  How did the fund's yield react during the reporting period?

A. The seven-day net yield* for the fund on November 30, 1998 was 2.67% compared to 2.91% at the beginning of the reporting period on June 1, 1998, with yields falling in July due in large part to technical factors related to coupon reinvestment then continuing as the Fed eased. The latest yield was the equivalent of a 4.43% taxable yield for investors in the highest federal and state effective tax bracket.

Q.  As we approach year end, what is your outlook for 1999?

A. The extent of the Asian economic crisis and its impact on U.S. growth should be more clear as we continue into 1999. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, has shown the willingness to act quickly. If the drag on the U.S. economy is not as great as once feared, expectations of a need for a Fed tightening may then resurface. In the near term, market movements will likely reflect technical as well as fundamental factors. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

                           Portfolio of Investments

                             Municipal Cash Series
                         November 30, 1998 (unaudited)



Principal

  Amount                                                                                                                   Value

(a)Short-Term Municipals--99.4%
Alabama--3.6%

   $ 7,500,000               Alabama HFA, Variable Rate Certificates (Series 1997J) Weekly VRDNs (Bank of America
                             NT and SA, San Francisco LIQ)                                                              $ 7,500,000
     1,900,000               Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corporation, Ltd.)/
                             (SouthTrust Bank of Alabama, Birmingham LOC)                                                 1,900,000
     4,745,000               Birmingham, AL IDA, Revenue Bonds (Series 1989) Weekly VRDNs (O'Neal Steel, Inc.)/
                             (SouthTrust Bank of Alabama, Birmingham LOC)                                                 4,745,000
       285,000               Hoover, AL IDA Weekly VRDNs (Bud's Best Cookies, Inc.)/(SouthTrust Bank of Alabama,
                             Birmingham LOC)                                                                                285,000
       370,000               Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell Manufacturing)/(SouthTrust Bank of
                             Alabama, Birmingham LOC)                                                                       370,000

       395,000               Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell Manufacturing)/(SouthTrust Bank of
                             Alabama, Birmingham LOC)                                                                       395,000

     7,000,000               Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish
                             Feedmill, L.L.C.)/(Regions Bank, Alabama LOC)                                                7,000,000

     1,000,000               Prattville, AL IDB, IDR Bonds Weekly VRDNs (Kuhnash Properties/Arkay Plastics Project)/
                             (PNC Bank, N.A. LOC)                                                                         1,000,000
                                  Total                                                                                  23,195,000

Alaska--0.8%

     4,965,000               Alaska International Airports System, (Series 1998B), 4.49% BANs, 4/1/1999                   4,971,105
Arizona--4.3%
     3,500,000               Arizona Educational Loan Marketing Corp., (Senior Series), 5.75% Bonds, 9/1/1999             3,565,730
     2,000,000               Cochise County, AZ Pollution Control Corp., (Pooled Series 1994A), 3.55% TOBs (Arizona
                             Electric Power Cooperative, Inc. Project)/(National Rural Utilities Cooperative Finance
                             Corp. GTD), Optional Tender 3/1/1999                                                         2,000,000

     2,750,000               Eloy, AZ IDA, (Series 1996) Weekly VRDNs (The Marley Cooling Tower Co.)/(First Union
                             National Bank, Charlotte, N.C. LOC)                                                          2,750,000
     9,000,000               Maricopa County, AZ, IDA, 3.25% CP (Citizens Utilities Co.), Mandatory Tender 2/5/1999       9,000,000
     1,800,000               Phoenix, AZ IDA, (Series 1984) Weekly VRDNs (Del Mar Terrace Apartments)/(Bank of
                             America NT and SA, San Francisco LOC)                                                        1,800,000
     3,100,000               Phoenix, AZ IDA, (Series 1997) Weekly VRDNs (Interface Data Systems, Inc.)/(Bank One,
                             Arizona N.A. LOC)                                                                            3,100,000
     1,000,000               Phoenix, AZ IDA, (Series 1998) Weekly VRDNs (ABPAC, Inc.)/(Bank One, Arizona N.A. LOC)       1,000,000
       800,000               Phoenix, AZ IDA, (Series 1998) Weekly VRDNs (Standard Printing Company, Inc.)/(Bank One,
                             Arizona N.A. LOC)                                                                              800,000

       579,000               Pima County, AZ IDA, Single Family Mortgage (PA-159) Weekly VRDNs (GNMA COL)/
                             (Merrill Lynch Capital Services, Inc. LIQ)                                                     579,000
     1,550,000               Yavapai, AZ IDA, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/
                             (Credit Local de France LIQ)                                                                 1,550,000
     1,900,000               Yuma County, AZ Airport Authority, Inc., (Series 1997A) Weekly VRDNs (Bank One, Arizona
                             N.A. LOC)                                                                                    1,900,000
                                  Total                                                                                  28,044,730

Arkansas--5.5%

     9,000,000               Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel &
                             Engineering Corporation Project)/(Union Bank of California LOC)                              9,000,000
     4,000,000               Arkansas Development Finance Authority, Home Mortgage Revenue Bonds (Series C), 3.65%
                             BANs, 3/1/1999                                                                               4,000,000
     8,000,000               Crossett, AR, (Series 1997) Weekly VRDNs (Bemis Co., Inc.)                                   8,000,000
     6,200,000               Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994), 3.70% CP (Temple-Inland
                             Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/11/1999                 6,200,000
     1,000,000               Sheridan, AR IDA, (Series B) Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC)          1,000,000
     7,400,000               Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(NBD Bank,
                             Michigan LOC)                                                                                7,400,000
                                  Total                                                                                  35,600,000

California--1.1%

     7,000,000               (b)California Community College Financing Authority, Trust Receipts (Series 1998
                             FR/RI-A24), 3.60% TOBs (FSA INS)/(Bank of New York, New York LIQ), Optional Tender
                             12/9/1998                                                                                    7,000,000
Colorado--1.0%

     4,000,000               Adams County, CO IDB, (Series 1993) Weekly VRDNs (Bace Manufacturing, Inc.)/(Citibank
                             NA, New York LOC)                                                                            4,000,000
     2,475,000               Colorado HFA, (Series 1996) Weekly VRDNs (Neppl-Springs Fabrication)/(Bank One,
                             Colorado LOC)                                                                                2,475,000
                                  Total                                                                                   6,475,000

Connecticut--0.8%

     5,000,000               Bridgeport, CT, UT GO, 4.25% BANs, 3/18/1999                                                 5,006,420
                             District Of Columbia--1.5%
    10,000,000               District of Columbia Housing Finance Agency, (1998 Series B), 3.80% TOBs (AIG Funding,
                             Inc.), Mandatory Tender 6/23/1999                                                           10,000,000
Florida--3.6%

     2,000,000               Dade County, FL IDA, IDRB's (Series 1996A) Weekly VRDNs (U.S. Holdings, Inc.)/(First
                             Union National Bank, Charlotte, N.C. LOC)                                                    2,000,000
     7,750,000               Escambia County, FL HFA, PT 1017 Weekly VRDNs (GNMA COL)/(Merrill Lynch Capital
                             Services, Inc. LIQ)                                                                          7,750,000

     6,000,000               Greater Orlando (FL) Aviation Authority, Airport Facilities Subordinated CP Notes
                             (Series B), 3.15% CP, Mandatory Tender 1/25/1999                                             6,000,000

     8,000,000               Greater Orlando (FL) Aviation Authority, Airport Facilities Subordinated CP Notes
                             (Series B), 3.50% CP, Mandatory Tender 12/28/1998                                            8,000,000
                                  Total                                                                                  23,750,000
Georgia--5.5%

     5,000,000               Clayton County, GA Development Authority, (Series 1994) Weekly VRDNs (Lear Seating
                             Corp.)/(Chase Manhattan Bank N.A., New York LOC)                                             5,000,000
     4,000,000               Columbus, GA IDA Industrial & Port Development Commission, (Series 1992) Weekly
                             VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)               4,000,000
     1,250,000               De Kalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Company, Inc.
                             Project)/(SunTrust Bank, Atlanta LOC)                                                        1,250,000

     1,000,000               Forsythe County, GA Development Authority, IDRB (Series 1995) Weekly VRDNs
                             (American BOA, Inc. Project)/(Dresdner Bank Ag, Frankfurt LOC)                               1,000,000
     6,000,000               Franklin County, GA Industrial Building Authority, (Series 1995) Weekly VRDNs (Bosal
                             Industries, Inc.)/(Bank of New York, New York LOC)                                           6,000,000
     1,985,000               Fulton County, GA IDA, (Series 1996) Weekly VRDNs (Peachtree-Broad Building,
                             Ltd. Project)/(SouthTrust Bank of Georgia, Atlanta LOC)                                      1,985,000
     2,260,000               Gainesville, GA Redevelopment Authority, IDRB (Series 1986) Weekly VRDNs (Hotel of
                             Gainesville Associates Project)/(Regions Bank, Alabama LOC)                                  2,260,000
     4,000,000               Jackson County, GA IDA, (Series 1996) Weekly VRDNs (Buhler Quality Yarns Corp.
                             Project)/(UBS AG LOC)                                                                        4,000,000

     3,000,000               Richmond County, GA Development Authority, Solid Waste Disposal Revenue Bonds, (Series
                             1995) Weekly VRDNs (Federal Paper Board Co., Inc.)/(Wachovia Bank of NC, NA, Winston-
                             Salem LOC)                                                                                   3,000,000
     1,000,000               Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.)                             1,000,000
     6,000,000               Whitfield County, GA School System, 4.09% TANs, 12/31/1998                                   6,001,731
                                  Total                                                                                  35,496,731

Hawaii--0.9%

     6,170,000               (b)Hawaii State Airport System, (2nd Series of 1998) PT-238, 3.10% TOBs (MBIA INS)/(Credit
                             Suisse First Boston LIQ), Optional Tender 4/8/1999                                           6,170,000
Idaho--1.3%

     8,641,000               Idaho Housing Agency, PA-115 (1994 Series F) Weekly VRDNs (Merrill Lynch Capital
                             Services, Inc. LIQ)                                                                          8,641,000

Illinois--4.3%

     6,850,000               Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.90% TOBs (Peoples Gas Light &
                             Coke Company), Optional Tender 12/1/1998                                                     6,850,000
     7,150,000               Illinois Development Finance Authority, (Series 1997) Weekly VRDNs (Tempco Electric
                             Heater Corp.)/(First National Bank of Chicago LOC)                                           7,150,000
     2,700,000               Illinois Development Finance Authority, Adjustable Rate IDRB (Series 1996A) Weekly
                             VRDNs (Nimlok Company)/(Bank One, Illinois, N.A. LOC)                                        2,700,000
     7,675,000               (b)Illinois Housing Development Authority, PT-82 (1994 Series B), % TOBs (Rabobank
                             Nederland, Utrecht LIQ), Mandatory Tender 12/10/1998                                         7,675,000
     3,735,000               Morton, IL, IDRB (Series 1996) Weekly VRDNs (Morton Welding Co, Inc. Project)/(Bank One,
                             Illinois, N.A. LOC)                                                                          3,735,000
                                  Total                                                                                  28,110,000

Indiana--6.5%

     1,445,000               Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(Huntington National Bank,
                             Columbus, OH LOC)                                                                            1,445,000
     1,760,000               Crown Point, IN, IDA Weekly VRDNs (D & M Manufacturing)/(National City Bank,
                             Kentucky LOC)                                                                                1,760,000

     2,600,000               Franklin, IN, Economic Development Revenue Refunding Bonds (Series 1994) Weekly
                             VRDNs (Pedcor Investments L.P.)/(Federal Home Loan Bank of Indianapolis LOC)                 2,600,000
     2,020,000               Huntingburg, IN, (Series 1994) Weekly VRDNs (DMI Furniture, Inc.)/(Bank One,
                             Indiana, N.A. LOC)                                                                           2,020,000

     2,230,000               Huntingburg, IN, EDRB (Series 1993) Weekly VRDNs (DMI Furniture, Inc.)/(Bank One,
                             Indiana, N.A. LOC)                                                                           2,230,000

     1,740,000               Indiana Development Finance Authority, (Series 1996) Weekly VRDNs (Meridian Group
                             LLC Project)/(Bank One, Indiana, N.A. LOC)                                                   1,740,000
       700,000               Indiana Economic Development Commission, (Series 1989) Weekly VRDNs (O'Neal Steel,
                             Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)                                             700,000
     2,570,000               Indianapolis, IN, (Series 1991) Weekly VRDNs (Cantor & Coleman II Project)/(Bank One,
                             Indiana, N.A. LOC)                                                                           2,570,000
     3,675,000               Lawrence, IN, (Series 1998) Weekly VRDNs (Lawrence Affordable Housing, LLC)/(Bank
                             One, Arizona N.A. LOC)                                                                       3,675,000

     1,675,000               Lebanon, IN IDA, (Series 1991) Weekly VRDNs (White Castle System)/(Bank One,
                             Ohio, N.A. LOC)                                                                              1,675,000

     5,950,000               North Manchester, IN, (Series 1997) Weekly VRDNs (Eften, Inc.)/(Comerica Bank,
                             Detroit, MI LOC)                                                                             5,950,000

    10,000,000               Portage, IN, (Series 1998-A) Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of
                             Tokyo-Mitsubishi Ltd. LOC)                                                                  10,000,000
     2,600,000               Tippecanoe County, IN Economic Development Revenue Weekly VRDNs (Lafayette Venetian
                             Blind)/(PNC Bank, N.A. LOC)                                                                  2,600,000
     3,085,000               Westfield, IN IDR, (Series 1994) Weekly VRDNs (Standard Locknut & Lockwasher, Inc.)/
                             (Bank One, Indiana, N.A. LOC)                                                                3,085,000
                                  Total                                                                                  42,050,000

Iowa--0.3%

     2,040,000               Iowa Finance Authority, IDRB Weekly VRDNs (V-T Industries, Inc. Project)/(Norwest Bank
                             Minnesota, N.A. LOC)                                                                         2,040,000
Kansas--1.2%

     7,990,000               (b)Sedgwick & Shawnee Counties, KS, PT-227, 3.77% TOBs (GNMA COL)/(Credit Suisse
                             First Boston LIQ), Optional Tender 7/8/1999                                                  7,990,000
Kentucky--5.4%

     3,505,000               Glasgow, KY, (Series 1994) Weekly VRDNs (Ply Tech Corp.)/(Bank One, Kentucky LOC)            3,505,000
     1,800,000               Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corporation)/
                             (Harris Trust & Savings Bank, Chicago LOC)                                                   1,800,000
     2,500,000               Jefferson County, KY, (1997 Series A), 3.60% CP (Louisville Gas & Electric Company),
                             Mandatory Tender 12/18/1998                                                                  2,500,000
     1,020,000               Jefferson County, KY, IDR (Series 1991) Weekly VRDNs (Findley Adhesives)/(Bank One,
                             Ohio, N.A. LOC)                                                                              1,020,000
     2,000,000               Jefferson County, KY, IDR Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of
                             Alabama, Birmingham LOC)                                                                     2,000,000

     6,000,000               (b)Kentucky Housing Corp., (Series 1998 O), 3.80% TOBs (Bank of America NT and SA,
                             San Francisco LIQ), Mandatory Tender 8/10/1999                                               6,000,000
     6,000,000               (b)Kentucky Housing Corp., Variable Rate Certificates (Series 1998 W), 3.25% TOBs
                             (Bank of America NT and SA, San Francisco LIQ), Optional Tender 6/15/1999                    6,000,000
     5,000,000               Louisville & Jefferson County, KY Regional Airport Authority, (Series 1996-A)
                             Weekly VRDNs (National City Bank, Kentucky LOC)                                              5,000,000
     5,000,000               Louisville & Jefferson County, KY Regional Airport Authority, (Series 1997 AA-1)
                             Weekly VRDNs (National City Bank, Kentucky LOC)                                              5,000,000
     2,600,000               Winchester, KY, (Series 1990) Weekly VRDNs (Walle Corp.)/(UBS AG LOC)                        2,600,000
                                  Total                                                                                  35,425,000
Louisiana--2.9%

     2,000,000               Jefferson Parish, LA Home Mortgage Authority, (Series 1998A-2), 3.625% BANs, 9/1/1999        2,000,000
     8,000,000               Lake Charles, LA Harbor & Terminal District, Revenue Bonds (Series 1995A) Weekly VRDNs
                             (Polycom-Huntsman, Inc. Project)/(National City, Pennsylvania LOC)                           8,000,000
     8,925,000               Louisiana HFA, Class A Certificates (Series 1997-3) Weekly VRDNs (GNMA COL)/(Bank of
                             New York, New York LIQ)                                                                      8,925,000
                                  Total                                                                                  18,925,000

Maryland--1.6%

     2,050,000               Cecil County, MD, County Commissioners EDRB (Series 1988S) Weekly VRDNs (Williams
                             Mobile Offices, Inc.)/(First National Bank of Maryland, Baltimore LOC)                       2,050,000
     2,090,000               Maryland EDC, (Series 1998A) Weekly VRDNs (Catterton Printing Company Facility)/
                             (First National Bank of Maryland, Baltimore LOC)                                             2,090,000
     1,255,000               Maryland EDC, (Series 1998B) Weekly VRDNs (Catterton Printing Company Facility)/
                             (First National Bank of Maryland, Baltimore LOC)                                             1,255,000
       995,000               Maryland State Community Development Administration, (Series 1990A) Weekly VRDNs
                             (College Estates)/(First National Bank of Maryland, Baltimore LOC)                             995,000
       800,000               Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs
                             (Cherry Hill Apartment Ltd.)/(Nationsbank, N.A., Charlotte LOC)                                800,000
     3,260,000               Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs (Field Container Co. L.P.)/
                             (Northern Trust Co., Chicago, IL LOC)                                                        3,260,000
                                  Total                                                                                  10,450,000

Massachusetts--0.8%

     5,000,000               Westfield, MA, 3.75% BANs, 10/22/1999                                                        5,030,229
Michigan--0.9%
     1,215,000               Michigan Strategic Fund, (Series 1991) Weekly VRDNs (AGA Gas, Inc.)/(Svenska
                             Handelsbanken, Stockholm LOC)                                                                1,215,000

     4,500,000               Wayne County, MI, PT-1061 Weekly VRDNs (Detroit Metropolitan Wayne County
                             Airport)/(MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)                               4,500,000
                                  Total                                                                                   5,715,000
Minnesota--3.9%

     5,775,000               (b)Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTs
                             (Series J), 3.80% TOBs (United States Treasury COL)/(Corestates Bank N.A.,
                             Philadelphia, PA LIQ), Optional Tender 12/1/1998                                             5,775,000
     5,680,000               (b)Dakota County, Washington County & Anoka City, MN Housing & Redevelopment
                             Authority, MERLOTs (Series H), 3.35% TOBs (United States Treasury COL)/(Corestates
                             Bank N.A., Philadelphia, PA LIQ), Optional Tender 12/1/1998                                  5,680,000
     3,000,000               Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Norwest
                             Bank Minnesota, N.A. LOC)                                                                    3,000,000

       700,000               Minnesota State Higher Education Coordinating Board, (Series 1992A) Weekly VRDNs
                             (U.S. Bank, NA, Minneapolis LIQ)                                                               700,000

     1,650,000               New Hope, MN, Park Acres Apartments (Series 1997), 5.015% TOBs (Bayerische
                             Landesbank Girozentrale), Mandatory Tender 3/1/1999                                          1,650,000

       785,000               Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank Minnesota, N.A. LOC)                    785,000
     1,000,000               Plymouth, MN, (Series 1998) Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank Minnesota,
                             N.A. LOC)                                                                                    1,000,000

     1,920,000               Red Wing, MN Port Authority, (Series 1998) Weekly VRDNs (Food Service Specialties)/
                             (Norwest Bank Minnesota, N.A. LOC)                                                           1,920,000
     2,200,000               Robbinsdale, MN, Bridgeway Apartments (Series 1997), 5.015% TOBs (Bayerische
                             Landesbank Girozentrale), Mandatory Tender 3/1/1999                                          2,200,000

       605,000               St. Paul, MN Port Authority Weekly VRDNs (H.M. Smyth Co., Inc.)/(Norwest Bank
                             Minnesota, N.A. LOC)                                                                           605,000

     2,345,000               White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Norwest Bank Minnesota,
                             N.A. LOC)                                                                                    2,345,000
                                  Total                                                                                  25,660,000

Mississippi--1.7%

     1,700,000               Mississippi Business Finance Corp. Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust
                             Bank of Alabama, Birmingham LOC)                                                             1,700,000

     1,950,000               Mississippi Business Finance Corp., IDRB (Series 1994) Weekly VRDNs (Flexsteel Industries,
                             Inc.)/(Norwest Bank Minnesota, N.A. LOC)                                                     1,950,000
     7,500,000               Mississippi Home Corp., Multifamily Housing Adjustable/Fixed Rate Revenue Bonds
                             (Series 1997) Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of
                             Alabama, Birmingham LOC)                                                                     7,500,000
                                  Total                                                                                  11,150,000

     Missouri--2.2%

     2,550,000               Missouri Development Finance Board, Industrial Development Revenue Bonds (Series 1996)
                             Weekly VRDNs (LaGrange Foundry Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)      2,550,000
       600,000               Missouri Export & Infrastructure Board Weekly VRDNs (Ex-L-Tube, Inc.)/(Norwest Bank
                             Minnesota, N.A. LOC)                                                                           600,000
     4,050,000               Moberly, MO IDA, (Series 1996) Weekly VRDNs (Everlast Fitness Manufacturing Corp.)/
                             (Chase Manhattan Bank N.A., New York LOC)                                                    4,050,000
     7,000,000               Perry County, MO, (Series 1996) Weekly VRDNs (TG (U.S.A), Inc.)/(Bank of Tokyo-Mitsubishi
                             Ltd. LOC)                                                                                    7,000,000
                                  Total                                                                                  14,200,000

Montana--0.4%

     2,840,000               (b)Montana State Board of Housing, MERLOTs (Series F), 3.85% TOBs (Corestates Bank
                             N.A., Philadelphia, PA LIQ), Optional Tender 1/1/1999                                        2,840,000
Multi State--5.5%

    26,000,000               Charter Mac Floater Certificates Trust I Weekly VRDNs (MBIA INS)/(Bayerische
                             Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Communal de Belgique,
                             Brussles and Landesbank Hessen-Thueringen, Frankfurt LIQs)                                  26,000,000
     9,775,000               Clipper Tax-Exempt Trust (AMT MultiState), (Series A) Weekly VRDNs (State Street
                             Bank and Trust Co. LIQ)                                                                      9,775,000
                                  Total                                                                                  35,775,000

Nebraska--1.4%

     3,200,000               Douglas County, NE, (Series 1991) Weekly VRDNs (Malhove, Inc.)/(Norwest Bank
                             Minnesota, N.A. LOC)                                                                          3,200,000

     5,700,000               Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corporation)                            5,700,000
                                  Total                                                                                    8,900,000
                             New Hampshire--0.3%

     2,010,000               New Hampshire State IDA, (Series 1991), 4.25% TOBs (International Paper Co.), Optional
                             Tender 10/15/1999                                                                             2,010,000
New Jersey--2.9%

     7,375,000               Galloway Township, NJ, 4.00% BANs, 3/11/1999                                                  7,390,029
    6,000,000                New Jersey EDA Weekly VRDNs (Center-For-Aging - Applewood Estates)/(Fleet
                             National Bank, Springfield, MA LOC)                                                           6,000,000

     1,500,000               New Jersey Housing & Mortgage Financing Authority, CDC Municipal Products Class A
                             Certificates (Series 1996B) Weekly VRDNs (MBIA INS)/(CDC Municipal Products, Inc. LIQ)        1,500,000

     3,670,000               Trenton, NJ, 3.80% BANs, 3/10/1999                                                            3,671,533
                                  Total                                                                                   18,561,562
North Carolina--2.4%

    15,500,000               Person County, NC Industrial Facilities & Pollution Control Financing Authority Daily
                             VRDNs (Carolina Power & Light Co.)/(SunTrust Bank, Atlanta LOC)                              15,500,000
North Dakota--0.2%

     1,000,000               Fargo, ND, Variable Rate Demand IDRB's (Series 1997) Weekly VRDNs (Owen Industries,
                             Inc.)/(Mellon Bank NA, Pittsburgh LOC)                                                        1,000,000
Ohio--1.3%

     4,995,000               (b)Ohio HFA, Variable Rate Certificates (Series 1998Q), 3.75% TOBs (GNMA COL)/
                             (Bank of America NT and SA, San Francisco LIQ), Optional Tender 8/4/1999                      4,995,000
     3,190,000               Ohio State Public Facilities Commission, (Series II-C), 5.10% Bonds (MBIA INS), 12/1/1999     3,256,512
                                  Total                                                                                    8,251,512
Oklahoma--1.5%

     2,300,000               Adair County, OK IDA, (Series B) Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC,
                             NA, Winston-Salem LOC)                                                                        2,300,000
     4,300,000               Oklahoma Development Finance Authority, 3.85% TOBs (Simmons Poultry Farms)/(Rabobank
                             Nederland, Utrecht LOC), Mandatory Tender 2/1/1999                                            4,300,000
     3,385,000               Oklahoma HFA, CDC Municipal Products, Inc. (Series 1996G) Weekly VRDNs (GNMA COL)/
                             (CDC Municipal Products, Inc. LIQ)                                                            3,385,000
                                  Total                                                                                    9,985,000

Oregon--0.4%

     2,490,000               Oregon School Boards Association, Pooled Short-Term Borrowing Program (Series 1998A),
                             4.00% TRANs, 6/30/1999                                                                        2,490,000
Pennsylvania--2.2%

     5,700,000               Carbon County, PA IDA, Solid Waste Disposal Revenue Bonds, 4.15% RANs (Horsehead
                             Resource Development, Inc.)/(Chase Manhattan Bank N.A., New York LOC), 12/3/1998              5,700,000
     5,000,000               Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 1992A), 3.95%
                             TOBs (International Paper Co.), Optional Tender 1/15/1999                                     5,000,000
     1,475,000               Pennsylvania EDFA Weekly VRDNs (Stone and Lime Co.)/(PNC Bank, N.A. LOC)                      1,475,000
     1,500,000               Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./
                             Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC)                                          1,500,000
       700,000               Pennsylvania EDFA, (1995 Series D9) Weekly VRDNs (North American Communications,
                             Inc. Project)/(PNC Bank, N.A. LOC)                                                              700,000
                                  Total                                                                                   14,375,000

Rhode Island--0.4%

     2,800,000               Central Falls, RI, 3.90% BANs, 7/15/1999                                                      2,805,058
South Carolina--2.6%
     7,325,000               ABN AMRO MuniTOPS Certificates Trust (Multistate AMT) Series 1998-7 Weekly VRDNs
                             (South Carolina State Ports Authority)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)          7,325,000
     4,000,000               Georgetown County, SC, Pollution Control Facilities Adjustable Rate Bonds (Series A),
                             4.10% TOBs (International Paper Co.), Optional Tender 9/1/1999                                4,000,000
     3,700,000               South Carolina Job Development Authority, (Series 1996) Weekly VRDNs (PVC
                             Container Corp. Project)/(Fleet Bank N.A. LOC)                                                3,700,000
     1,885,000               South Carolina Job Development Authority, EDRB (Series 1994) Weekly VRDNs
                             (Carolina Cotton Works, Inc. Project)/(Branch Banking & Trust Co, Wilson LOC)                 1,885,000
                                  Total                                                                                   16,910,000
South Dakota--2.0%

     3,000,000               South Dakota Housing Development Authority, (1998 Series B), 3.75% BANs, 8/5/1999             3,000,000
     9,765,000               South Dakota Housing Development Authority, Homeownership Mortgage Bonds (1997
                             Series E) Weekly VRDNs                                                                        9,765,000
                                  Total                                                                                   12,765,000

Tennessee--2.6%

     2,550,000               Chattanooga, TN IDB, Revenue Bonds (Series 1997) Weekly VRDNs (TB Wood's Inc.
                             Project)/(PNC Bank, N.A. LOC)                                                                 2,550,000

     5,000,000               Cocke County, TN IDB, (Series 1996) Weekly VRDNs (Newport Precision, Inc.)/
                             (Bank of Tokyo-Mitsubishi Ltd. LOC)                                                           5,000,000

       820,000               Greenfield, TN IDB, (Series 1995) Weekly VRDNs (Plastic Products Co. Project)/
                             (Norwest Bank Minnesota, N.A. LOC)                                                              820,000

     1,100,000               Hawkins County, TN IDB, (Series 1995) Weekly VRDNs (Sekisui Ta Industries, Inc.
                             Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                                  1,100,000

     2,000,000               McMinn County, TN IDB, Industrial Development Bonds (Series 1995) Weekly VRDNs
                             (Creative Fabrication Corp.)/(NBD Bank, Michigan LOC)                                         2,000,000
       800,000               Morristown, TN IDB Weekly VRDNs (Tuff Torq Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)           800,000
     3,500,000               Sevier County, TN Public Building Authority, Local Government Improvement Bonds,
                             (Series II-G-2) Weekly VRDNs (Knoxville, TN)/(AMBAC INS)/(KBC Bank N.V., Brussels LIQ)        3,500,000

     1,000,000               Union City, TN IDB, (Series 1995) Weekly VRDNs (Kohler Co.)/(Wachovia Bank of
                             NC, NA, Winston-Salem LOC)                                                                    1,000,000
                                  Total                                                                                   16,770,000

Texas--4.5%

     7,400,000               (b)ABIA Development Corporation, TX, Airport Facilities Revenue Bonds PT-117, 3.80%
                             TOBs (Austin Airport)/(Asset Guaranty INS)/(Rabobank Nederland, Utrecht LIQ), Optional
                             Tender 5/13/1999                                                                              7,400,000
     5,000,000               Angelina and Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds
                             (Series 1993), 3.80% CP (Temple-Eastex Inc.)/(Temple-Inland, Inc. GTD),
                             Mandatory Tender 3/12/1999                                                                    5,000,000
     2,900,000               Brazos Harbor, TX Industrial Development Corp., (Series 1991) Weekly VRDNs (Rangen,
                             Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)                                              2,900,000
     3,255,000               Houston, TX Airport System, (Series 1998A) PT-1102 Weekly VRDNs (FGIC INS)/(Merrill
                             Lynch Capital Services, Inc. LIQ)                                                             3,255,000
     5,000,000               San Antonio, TX, Special Facilities Airport Revenue Bonds (Series 1995) Weekly VRDNs
                             (Cessna Aircraft Company Project)/(Nationsbank, N.A., Charlotte LOC)                          5,000,000
     2,995,000               (b)Southeast Texas Housing Finance Corp., PT-165, 3.75% TOBs (GNMA COL)/
                             (Banque Nationale de Paris LIQ), Optional Tender 3/18/1999                                    2,995,000
     2,800,000               Tarrant County, TX IDC Weekly VRDNs (Holden Business Forms)/(Norwest
                             Bank Minnesota, N.A. LOC)                                                                     2,800,000
                                  Total                                                                                   29,350,000

Virginia--1.2%

     4,500,000               Campbell County, VA IDA, Solid Waste Disposal Facilities Revenue ACES Weekly VRDNs
                             (Georgia-Pacific Corp.)/(SunTrust Bank, Atlanta LOC)                                          4,500,000

     3,440,000               Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co, Inc
                             Project)/(Bank One, Kentucky LOC)                                                             3,440,000
     100,000                 Richmond, VA Redevelopment & Housing Authority, (Series B-10) Weekly VRDNs
                             (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale LOC)                         100,000
                                  Total                                                                                    8,040,000
Washington--1.5%

     8,000,000               Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs
                             (Simpson-Tacoma Kraft Company Project)/(Bank of America, Northwest LOC)                       8,000,000
     1,485,000               Washington State Housing Finance Commission, (1997 Series 5A-S), 3.90% TOBs,
                             Mandatory Tender 12/15/1998                                                                   1,485,000
                                  Total                                                                                    9,485,000

West Virginia--0.5%

     1,800,000               West Virginia EDA, (Series 1998) Weekly VRDNs (Quality Engineered Steels, LLC)/
                             (Commerce Bank, Kansas City, NA LOC)                                                          1,800,000
     1,750,000               West Virginia Public Energy Authority, Energy Revenue Bonds (1989 Series A), 3.20%
                             CP (Morgantown Energy Associates)/(UBS AG LOC), Mandatory Tender 2/11/1999                    1,750,000
                                  Total                                                                                    3,550,000
Wisconsin--2.5%

     1,800,000               Marshfield, WI, IDR (Series 1993) Weekly VRDNs (Building Systems, Inc.)/(Bank One,
                             Wisconsin, N.A. LOC)                                                                          1,800,000

     1,230,000               Plover, WI Weekly VRDNs (Sirco Manufacturing, Inc.)/(Norwest Bank Minnesota, N.A. LOC)        1,230,000
     3,125,000               Prentice Village, WI, Limited Obligation Revenue Refunding Bonds (Series A) Weekly
                             VRDNs (Biewer-Wisconsin Sawmill, Inc. Project)/(Michigan National Bank,

                             Farmington Hills LOC)                                                                         3,125,000

       600,000               Shell Lake, WI Weekly VRDNs (Doboy Packaging)/(UBS AG LOC)                                      600,000
     1,540,000               Waukesha, WI, IDRB (Series 1995) Weekly VRDNs (Weldall Manufacturing Inc.
                             Project)/(Bank One, Wisconsin, N.A. LOC)                                                      1,540,000

     8,035,000               Wisconsin Housing & Economic Development Authority, PT-90 (Series 1996F)
                             Weekly VRDNs (Banque Nationale de Paris LIQ)                                                  8,035,000
                                  Total                                                                                   16,330,000
Wyoming--1.5%

    10,000,000               (b)Wyoming Community Development Authority, PT-195, 3.85% TOBs (Banco Santander SA
                             LIQ), Optional Tender 5/13/1999                                                              10,000,000
                                  Total Short-Term Municipals                                                            646,788,347
                                  Total Investments (at amortized cost)(c)                                               646,788,347

Securities that are subject to Alternative Minimum Tax represent 89.2% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At November 30, 1998, the portfolio securities were rated as follows:
    Tier Rating Based on Total Market Value (unaudited)

    First Tier   Second Tier

      95.4%         4.6%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1998, these securities amounted to $80,520,000 which represents 12.4% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($650,820,445) at November 30, 1998.

The following acronyms are used throughout this portfolio:

ACES    --Adjustable Convertible Extendable Securities
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
BANs    --Bond Anticipation Notes
COL     --Collateralized
CP      --Commercial Paper
EDA     --Economic Development Authority
EDC     --Economic Development Commission
EDFA    --Economic Development Financing Authority
EDRB    --Economic Development Revenue Bonds
FGIC    --Financial Guaranty Insurance Company
FSA     --Financial Security Assurance
GNMA    --Government National Mortgage Association
GO      --General Obligation
GTD     --Guaranty
HFA     --Housing Finance Authority
IDA     --Industrial Development Authority
IDB     --Industrial Development Bond
IDC     --Industrial Development Corporation
IDR     --Industrial Development Revenue
IDRB    --Industrial Development Revenue Bond
INS     --Insured
LIQ     --Liquidity Agreement
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
MBIA    --Municipal Bond Investors Assurance
MERLOTs --Municipal Exempt Receipts  Liquidity Optional Tender Series
RANs    --Revenue Anticipation Notes
SA      --Support Agreement
TANs    --Tax Anticipation Notes
TOBs    --Tender Option Bonds
TRANs   --Tax and Revenue Anticipation Notes
UT      --Unlimited Tax
VRDNs   --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

Statement of Assets and Liabilities

                             Municipal Cash Series
                         November 30, 1998 (unaudited)

Assets:

Total investments in securities, at amortized cost and value          $646,788,347
Cash                                                                       651,038
Income receivable                                                        4,451,974
Receivable for shares sold                                                     600
Prepaid expenses                                                            32,828
 Total assets                                                          651,924,787
Liabilities:
Income distribution payable                           $    936,957
Accrued expenses                                           167,385
 Total liabilities                                                       1,104,342
Net Assets for 650,820,445 shares outstanding                         $650,820,445
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$650,820,445 / 650,820,445 shares outstanding                                $1.00


(See Notes which are an integral part of the Financial Statements)

Statement of Operations

                             Municipal Cash Series
                 Six Months Ended November 30, 1998 (unaudited)


Investment Income:
Interest                                                              $ 11,967,446

Expenses:

Investment advisory fee                                    1,621,986
Administrative personnel and services fee                    244,596
Custodian fees                                                16,849
Transfer and dividend disbursing agent fees and expenses     334,240
Directors'/Trustees' fees                                      4,507
Auditing fees                                                  6,994
Legal fees                                                     9,981
Portfolio accounting fees                                     50,493
Distribution services fee                                    324,397
Shareholder services fee                                     810,993
Share registration costs                                      23,512
Printing and postage                                          99,824
Insurance premiums                                            26,888
Taxes                                                         14,840
Miscellaneous                                                  8,911
 Total expenses                                            3,599,011
Waiver--

 Waiver of investment advisory fee                          (308,325)
   Net expenses                                                          3,290,686
     Net investment income                                            $  8,676,760

       (See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF CHANGES IN NET ASSETS

                             Municipal Cash Series


                                                               Six Months
                                                                 Ended

                                                              (unaudited)         Year Ended
                                                           November 30, 1998     May 31, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                        $     8,676,760   $    16,629,089
Distributions to Shareholders--
Distributions from net investment income                          (8,676,760)      (16,629,089)
Share Transactions--

Proceeds from sale of shares                                   1,193,075,395     2,320,881,148
Net asset value of shares issued to shareholders in
payment of distributions declared                                  7,591,214        16,001,086
Cost of shares redeemed                                       (1,197,658,934)   (2,204,129,137)
 Change in net assets resulting from share transactions            3,007,675       132,753,097
   Change in net assets                                            3,007,675       132,753,097
Net Assets:

Beginning of period                                              647,812,770       515,059,673
End of period                                                $   650,820,445   $   647,812,770

(See Notes which are an integral part of the Financial Statements)

Financial Highlights

                             Municipal Cash Series

(For a share outstanding throughout each period)


                                                     Six Months
                                                        Ended

                                                     (unaudited)

                                                     November 30,                  Year Ended May 31,
                                                        1998         1998       1997       1996       1995       1994
Net asset value, beginning of period                    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations
 Net investment income                                      0.01       0.03       0.03       0.03       0.03       0.02
Less distributions
 Distributions from net investment income                  (0.01)     (0.03)     (0.03)     (0.03)     (0.03)     (0.02)
Net asset value, end of period                          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total return(a)                                             1.35%      2.90%      2.80%      3.04%      2.84%      1.83%
Ratios to average net assets
 Expenses                                                   1.01%*     1.01%      0.99%      0.99%      0.99%      0.99%
 Net investment income                                      2.67%*     2.86%      2.75%      2.99%      2.76%      1.81%
 Expense waiver/reimbursement(b)                            0.09%*     0.10%      0.09%      0.33%      0.05%      0.06%
Supplemental data

 Net assets, end of period (000 omitted)                $650,820   $647,813   $515,060   $478,605   $445,164   $574,801

   * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                         Notes to Financial Statements

                             Municipal Cash Series
                         November 30, 1998 (unaudited)

Organization

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at November 30, 1998 is as follows:


Security                                                            Acquisition Date  Acquisition Cost
ABIA Development Corporation, TX, Airport Facilities
Revenue Bonds PT-117                                                        6/9/1998       $ 7,458,472
California Community College Financing Authority, Trust Receipts
(Series 1998 FR/RI-A24)                                                     7/8/1998         7,004,833

Dakota County & Washington County MN Housing & Redevelopment

Authority, MERLOTs (Series J)                                               9/1/1998         5,775,000
Dakota County, Washington County & Anoka City, MN Housing &
Redevelopment Authority, MERLOTs (Series H)                                 9/1/1998         5,680,000
Hawaii State Airport System, (2nd Series of 1998) PT-238                  10/29/1998         6,181,999
Illinois Housing Development Authority, PT-82 (1994 Series B)               1/6/1998         7,833,190
Kentucky Housing Corp., (Series 1998 O)                                    8/12/1998         6,000,000
Kentucky Housing Corp., Variable Rate Certificates
(Series 1998 W)                                                           11/19/1998         6,000,000
Montana State Board of Housing, MERLOTs (Series F)                         10/1/1998         2,840,000
Ohio HFA, Variable Rate Certificates (Series 1998Q)                        8/25/1998         4,995,000
Sedgwick & Shawnee Counties, KS, PT-227                                    8/21/1998         7,990,825
Southeast Texas Housing Finance Corp., PT-165                              3/25/1998         2,995,308
Wyoming Community Development Authority, PT-195                            5/29/1998        10,001,055

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Capital Stock

At November 30, 1998, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 1998, capital paid-in aggregated $650,820,445. Transactions in capital stock were as follows:


                                                                       Six Months Ended

                                                                         (unaudited)        Year Ended
                                                                      November 30, 1998    May 31, 1998

Shares sold                                                               1,193,075,395    2,320,881,148
Shares issued to shareholders in payment of distributions declared            7,591,214       16,001,086
Shares redeemed                                                          (1,197,658,934)  (2,204,129,137)

 Net change resulting from share transactions                                 3,007,675      132,753,097
Investment Advisory Fee and Other Transactions with Affiliates


Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended November 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17A-7 under the Act amounting to $334,485,000 and $337,235,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                   Directors

                                John F. Donahue

                                Thomas G. Bigley

                              John T. Conroy, Jr.

                            Nicholas P. Constantakis

                              William J. Copeland

                             J. Christopher Donahue

                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.

                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.

                                Wesley W. Posvar

                               Marjorie P. Smuts

                                    Officers

                                John F. Donahue
                                    Chairman

                               Richard B. Fisher
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                           Executive Vice President,

                                 and Secretary

                               Richard J. Thomas
                                   Treasurer

                             Nicholas J. Seitanakis
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Logo FEDERATED INVESTORS]

Municipal Cash Series

Semi-Annual Report
to Shareholders
November 30, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 147551303
0122605 (1/99)

                              PRESIDENT'SMESSAGE

Dear Shareholder:

Prime Cash Series, a portfolio of Cash Trust Series, Inc., was established in 1989, and I am pleased to present its Semi-Annual Report to shareholders, which covers the six-month period ended November 30, 1998. The report begins with an investment review by the fund's portfolio manager, Paige M. Wilhelm, Vice President of Federated Advisers, which is followed by a complete listing of the fund's investments, and its financial statements.

During the reporting period, Prime Cash Series paid a total of $0.02 in dividends per share. In addition to income on their ready cash, shareholders benefited from the fund's daily liquidity and stability of principal.* The fund has maintained a net asset value of $1.00 per share since its inception. Assets continued to soar, surpassing the $4 billion mark at the reporting period's end.

At the end of the reporting period, the fund was invested across a diversified, high-quality portfolio of money market securities that included commercial paper (44.5%), variable rate notes (21.6%), repurchase agreements (11.9%), corporate notes (7.0%), certificates of deposit (6.8%), time deposits (6.2%), and loan participation notes (2.2%).

Thank you for choosing Prime Cash Series as a convenient way to help your ready cash earn daily income through the relative safety of high-quality money market obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

/s/Richard B. Fisher

Richard B. Fisher
President
January 15, 1999

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Prime Cash Series invests in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations, or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate notes, and repurchase agreements.

Economic growth during the second half of 1998 resumed its above-average pace, after a brief slowdown in the second quarter. Specifically, third quarter gross domestic product ("GDP") registered 3.90% while fourth quarter GDP is estimated to be in the 4.00% range. Despite the high growth, though, inflation remained subdued by all measures. The consumer price index rose just 1.70% for the six month period ended November 30, 1998, on an annualized basis. For the same time period, the producer price index neither rose nor fell, due mostly to a decline in food and energy prices, while the employment cost index grew 4.70% during the third quarter.

Thirty-day commercial paper started the reporting period at 5.55% on June 1, 1998, and then dropped as low as 4.90% on November 20, 1998 before rising to end the reporting period at 5.09%.

The money market yield curve flattened throughout the reporting period. One-month commercial paper rates declined 46 basis points, while six-month rates declined 55 basis points reflecting the concern in the market about the lack of liquidity in the U.S. credit markets. The Federal Reserve Board (the "Fed") responded to this by lowering the Federal Funds Target Rate two times during the reporting period -- 25 basis points on September 29, 1998 and 25 basis points on October 15, 1998 to end the reporting period with a 5.00% target rate. The Fed also lowered the discount rate by 25 basis points to 4.75% on October 15, 1998.

The target average maturity range for the fund was lengthened from 35-45 days to 40-50 days on July 6, 1998. It was subsequently increased again to 45-55 days on October 1, 1998, reflecting the Fed's concern about liquidity in the credit markets and the current easing scenario. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate notes and accomplishing a modest barbell structure.

During the six month period ended November 30, 1998, the net assets of Prime Cash Series increased from $3.7 billion to $4.2 billion while the seven-day net yield decreased from 4.66% to 4.30%.* The effective average maturity of the fund on November 30, 1998 was 52 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

                           Portfolio of Investments
                               Prime Cash Series

                         November 30, 1998 (unaudited)



Principal
Amount

or Shares                                                                                                                    Value

                          Certificate of Deposit--6.8%

Banking--6.8%

30,000,000     Bank of Nova Scotia, Toronto, 5.870%,
               4/29/1999                                 $ 29,991,797
28,000,000     Bankers Trust Co., New York, 5.800%,
               4/1/1999                                    27,996,000

15,000,000     Canadian Imperial Bank of Commerce,
               Toronto, 5.800%, 4/1/1999                   14,997,143

25,000,000     Commerzbank AG, Frankfurt, 5.066%,
               4/6/1999                                    25,000,853
30,000,000     KeyBank, N.A., 5.080%, 4/9/1999             30,000,000
25,000,000     Mellon Bank NA, Pittsburgh, 5.680%,

               12/28/1998                                  25,000,000
102,500,000    Societe Generale, Paris, 5.645% -
               5.835%, 2/10/1999 - 4/27/1999              102,486,289
13,000,000     Svenska Handelsbanken, Stockholm,
               5.800%, 4/6/1999                            12,998,067
15,000,000     Toronto-Dominion Bank, 4.930%,
               7/14/1999                                   15,058,487
               Total Certificates of Deposit              283,528,636

               (a)Commercial Paper--44.5%
               Aerospace/Auto--4.4%

184,600,000    Johnson Controls, Inc., 5.379% -
               5.494%, 1/13/1999 - 3/5/1999               182,959,930
Airlines--0.1%
3,000,000      United Parcel Service, 4.983%, 6/4/1999      2,925,692

Banking--11.9%

20,000,000     Abbey National N.A. Corp., (Guaranteed
               by Abbey National Bank PLC, London),

               5.003%, 5/4/1999                            19,582,489
124,000,000    Aspen Funding Corp., (Insured by MBIA

               Insurance Corporation, Guaranteed by
               Deutsche Bank, AG), 5.563% - 8.007%,

               12/1/1998 - 2/22/1999                      123,493,641
8,000,000      Bankers Trust Corp., 5.606% - 5.656%,
               12/18/1998 - 2/3/1999                        7,957,728
5,000,000      Canadian Imperial Holdings, Inc.,
               (Guaranteed by Canadian Imperial Bank
               of Commerce, Toronto), 4.984%, 2/22/1999     4,943,514

56,000,000     Cregem North America, Inc.,
               (Guaranteed by Credit Communal de
               Belgique, Brussles),

               4.943% - 5.605%, 1/21/1999 - 2/23/1999      55,454,554
27,412,000     Fountain Square Commercial Funding
               Corp., (Fifth Third Bank, Cincinnati
               Support Agreement), 5.352% - 5.393%,

               12/1/1998 - 5/17/1999                       27,053,820
20,000,000     National Australia Funding, Inc.,
               (Guaranteed by National Australia

               Bank, Ltd., Melbourne), 5.433%, 1/29/1999   19,825,622
24,000,000     Societe Generale North America, Inc.,

               (Guaranteed by Societe Generale,

               Paris), 5.123%, 4/7/1999                    23,577,513
11,000,000     Trico Steel (IDB of Decatur, Alabama),

               (Chase Manhattan Bank N.A., New York
               LOC), 5.350%, 12/17/1998                    11,000,000

75,000,000     UBS Finance (Delaware), Inc., (UBS AG
               LOC), 4.953% - 5.609%,

               12/31/1998 - 3/29/1999                      74,148,125
33,000,000     Westpac Banking Corp. Ltd., Sydney,

               5.129%, 4/1/1999                            32,445,417

80,000,000     Westpac Capital Corp., (Guaranteed by
               Westpac Banking Corp. Ltd., Sydney),

               5.297% - 5.450%, 1/11/1999 - 3/22/1999      78,923,539
20,090,000     Wood Street Funding Corp., (PNC Bank,

               N.A. Support Agreement),

               5.373%, 12/2/1998                           20,087,014
               Total                                      498,492,976

Brokerage--0.9%

8,060,000      Merrill Lynch & Co., Inc., 5.207%,
               1/13/1999                                    8,010,612
10,000,000     Morgan Stanley Group, Inc., 5.218%,
               1/19/1999                                    9,929,903
20,000,000     Salomon Smith Barney Holdings, Inc.,
               5.299%, 1/6/1999                            19,895,400
               Total                                       37,835,915
Chemicals--0.9%

37,014,000     IMC Global, Inc., 5.710% - 6.279%,
               12/15/1998 - 1/22/1999                      36,776,573
Electrical Equipment--0.3%

11,475,000     Whirlpool Corp., 5.628% - 5.629%,
               1/19/1999                                   11,388,316
Finance - Automotive--2.8%
116,300,000    Ford Motor Credit Corp., 5.139% -
               5.571%, 12/1/1998 - 2/5/1999               115,989,431
Finance - Commercial--8.9%
13,550,000     (b)Beta Finance, Inc., 5.106% -
               5.271%, 2/19/1999 - 4/15/1999               13,364,944
21,000,000     Corporate Asset Funding Co., Inc.
               (CAFCO), 5.080%, 2/10/1999                  20,792,917
130,000,000    General Electric Capital Corp., 5.037%
               - 5.501%, 12/1/1998 - 3/16/1999            128,924,199
23,202,000     Greenwich Funding Corp., 4.889% -
               4.947%, 4/6/1999 - 4/16/1999                22,801,391
25,000,000     Receivables Capital Corp., 5.450% -
               5.468%, 2/4/1999 - 2/12/1999                24,738,554
165,000,000    Sheffield Receivables Corp., 5.369% -
               5.612%, 12/9/1998 - 3/12/1999              163,315,068
               Total                                      373,937,073
Finance - Equipment--0.3%

11,211,000     Comdisco, Inc., 5.687% - 6.286%,
               1/15/1999 - 1/28/1999                       11,122,045
Finance - Retail--4.7%
10,000,000     American Express Credit Corp., 5.023%,

               4/12/1999                                    9,820,333
66,000,000     Associates Corp. of North America,
               4.867% - 5.401%, 3/9/1999 - 4/19/1999       64,909,733
50,000,000     Household Finance Corp., 5.561%,

               12/1/1998                                   50,000,000
75,000,000     New Center Asset Trust, A1+/P1 Series,

               5.501%, 12/1/1998                           75,000,000
               Total                                      199,730,066

 Industrial Products--0.4%
18,906,000     Praxair, Inc., 5.731% - 6.065%,

               1/8/1999 - 2/22/1999                      $ 18,713,169
Insurance--4.4%
22,032,000     CNA Financial Corp., 5.533% - 5.809%,
               12/14/1998 - 1/26/1999                      21,882,700
85,000,000     CXC, Inc., 5.138% - 5.259%, 2/4/1999 -
               5/17/1999                                   83,806,831
82,500,000     Marsh & McLennan Cos., Inc., 5.244% -
               5.637%, 2/26/1999 - 4/26/1999               80,912,713
Total          186,602,244
Machinery, Equipment, Auto--2.3%
71,000,000     Allied-Signal, Inc., 5.625% - 5.671%,

               1/22/1999                                   70,427,206
25,000,000     Eaton Corp., 5.597% - 5.670%, 5/7/1999
               - 5/11/1999                                 24,403,799
               Total                                       94,831,005

Oil & Oil Finance--1.3%

16,000,000     Chevron Transport Corp., (Guaranteed
               by Chevron Corp.), 5.153%, 5/21/1999        15,618,480

40,896,000     Occidental Petroleum Corp., 5.492% -
               5.978%, 12/11/1998 - 1/26/1999              40,681,116
               Total                                       56,299,596
Telecommunications--0.8%

35,327,000     MCI Worldcom, Inc., 5.687% - 5.731%,
               1/11/1999 - 1/15/1999                       35,085,868
Transportation--0.1%

4,056,000      FDX Corp., 6.141% - 6.246%, 2/10/1999
               - 2/26/1999                                  4,004,827
               Total Commercial Paper                   1,866,694,726
Corporate Notes--7.0%
Banking--1.4%

25,000,000     SALTS II Cayman Islands Corp.,
               (Guaranteed by Bankers Trust
               International, PLC),

               5.738%, 6/17/1999                           25,000,000
18,724,000     SALTS III Cayman Island Corp.,
               (Guaranteed by Bankers Trust
               International, PLC),

               5.819%, 12/18/1998                          18,724,000
15,000,000     SALTS III Cayman Island Corp.,
               (Guaranteed by Bankers Trust
               International, PLC),

               5.850%, 1/23/1999                           15,000,000
               Total                                       58,724,000

Finance - Automotive--2.5%

10,000,000     Americredit Automobile Receivables
               Trust 1998-D, Class A1, (Insured by

               FSA), 5.199%, 11/12/1999                    10,000,000

2,222,448      Chase Manhattan Auto Owner Trust

               1998-B, Class A-1, 5.578%, 5/10/1999         2,222,448
7,168,493      Chase Manhattan Auto Owner Trust

               1998-C, Class A1, 5.588%, 7/9/1999           7,168,016
3,517,358      Compass Auto Receivables Trust 1998-A,

               Class A-1, 5.659%, 7/15/1999                 3,517,358
22,736,413     Ford Credit Auto Owner Trust 1998-C,

               Class A-2, 5.670%, 6/15/1999                22,736,413
23,162,164     MMCA Auto Owner Trust 1998-1, Class

               A-1, 5.621%, 8/16/1999                    $ 23,162,164
35,973,919     Premier Auto Trust 1998-5, Class A1,
               5.140%, 7/8/1999                            35,964,346
               Total                                      104,770,745

Finance - Commercial--0.5%

20,000,000     Beta Finance, Inc., 5.790%, 4/8/1999        19,999,299
Finance - Equipment--0.9%
12,239,516     Case Equipment Receivables Trust

               1998-B, Class A-1, 5.608%, 9/15/1999        12,239,516
24,341,606     Copelco Capital Funding Trust 1998-A,

               Class A-1, 5.680%, 8/15/1999                24,341,606
               Total                                       36,581,122

Finance - Retail--0.6%

24,332,838     Greentree Recreational, Equipment &
               Consumer Trust 1998-C, Class A-1,

               5.554%, 8/15/1999                           24,332,838
Insurance--1.0%
10,823,271     Americredit Automobile Receivables
               Trust 1998-C, Class A-1,

               (Insured by FSA), 5.380%, 9/12/1999         10,823,271
4,784,640      ContiMortgage Home Equity Loan Trust

               1998-2, Class A-1, (Guaranteed by MBIA
               Insurance Corporation), 5.649%, 6/15/1999    4,784,640

8,104,626      WFS Financial 1998-B Owner Trust,
               Class A-1, (Insured by FSA),

               5.658%, 7/20/1999                            8,104,626
20,000,000     WFS Financial 1998-C Owner Trust,
               Class A1, (Guaranteed by FSA), 5.395%,
               11/20/1999                                  20,000,000
               Total                                       43,712,537

Recreation--0.1%

6,303,470      Greentree Recreational, Equipment &
               Consumer Trust 1998-B, Class A-1,

               5.669%, 7/15/1999                            6,303,470
               Total Corporate Notes                      294,424,011

Loan Participation--2.2%
Electrical Equipment--0.6%

25,700,000     Mt. Vernon Phenol Plant Partnership,
               (Guaranteed by General Electric Co.),

               5.370%, 5/17/1999                           25,700,000
Finance - Equipment--1.1%
46,000,000     Pitney Bowes Credit Corp., 5.324%,
               12/10/1998                                  45,939,050
Insurance--0.5%
20,000,000     Marsh & McLennan Cos., Inc., 5.254%,

               5/24/1999                                   20,000,000
               Total Loan Participation                    91,639,050

               (c)Notes - Variable--21.6%
Banking--9.0%
4,750,000      Adena Health System, Adena Health

               System Project (Series 1998),
               (Fifth Third Bank, Cincinnati LOC),

               5.190%, 12/3/1998                            4,750,000

2,000,000      American Health Care Centers, (Series
               1998), (FirstMerit Bank, N.A. LOC),

               5.200%, 12/3/1998                           $2,000,000
4,270,000      Aurora City, IL, (Series 1995),
               (National City Bank, Michigan/Illinois
               LOC), 5.311%, 12/3/1998                      4,270,000

800,000        Avalon Hotel Associates, (Corestates
               Bank N.A., Philadelphia, PA LOC),

               5.769%, 12/3/1998                              800,000
20,000,000     Bankers Trust Co., New York, 4.920%,
               6/4/1999                                    19,993,075
30,000,000     (b)Bankers Trust Corp., 5.000%,
               12/1/1998                                   30,000,000
26,800,000     (b)Bankers Trust Corp., 5.140%,
               12/1/1998                                   26,800,000

1,500,000      BeMacs Service, Inc., (SouthTrust Bank
               of Alabama, Birmingham LOC),

               4.300%, 12/4/1998                            1,500,000

3,165,000      Blackwell Investments, Inc., (Bank
               One, Louisiana LOC), 5.300%, 12/3/1998       3,165,000

1,685,000      Boozer Lumber Co., (SouthTrust Bank of
               Alabama, Birmingham LOC),

               5.300%, 12/4/1998                            1,685,000

6,900,000      Cloquet, MN, Series 1996-B Potlach
               Corp, (Credit Suisse First Boston LOC),
               5.100%, 12/2/1998                            6,900,000
11,276,000     Congregate Care Corp., (Union Bank of
               California LOC), 5.130%, 12/2/1998          11,276,000

1,375,000      Denver Urban Renewal Authority,
               (Series 1992-B), (Paribas, Paris LOC),

               5.130%, 12/3/1998                            1,375,000

5,850,000      Dewberry III, L.P., (First National
               Bank of Maryland, Baltimore LOC),

               5.110%, 12/1/1998                            5,850,000
1,500,000      Edgefield County, SC, Series 1997
               (Bondex Inc Project), (Marine
               Midland Bank N.A., Buffalo, NY LOC),

               5.250%, 12/3/1998                            1,500,000

2,360,000      Gahanna OH, City of, Franklin Steel Co
               Project, (Star Bank, NA,

               Cincinnati LOC), 5.270%, 12/3/1998           2,360,000
10,605,000     HJH Associates of Alabama, Hilton
               Hotel, Huntsville, (SouthTrust Bank of
               Alabama, Birmingham LOC), 5.300%,

               12/4/1998                                   10,605,000

8,350,000      HSI Funding, LLC, Variable Rate
               (Series A), (National City Bank,
               Michigan/Illinois LOC), 5.070%,

               12/3/1998                                    8,350,000

1,890,000      La-Man Corp., (SouthTrust Bank of
               Alabama, Birmingham LOC), 5.300%,

               12/4/1998                                    1,890,000
2,290,000      Lake Sherwood Senior Living Center,
               LLC, (Union Planters NB, Memphis, TN
               LOC), 5.500%, 12/3/1998                      2,290,000

51,000,000     Liquid Asset Backed Securities Trust,
               Series 1996-3, (Westdeutsche Landesbank
               Girozentrale Swap Agreement), 5.429%,
               12/15/1998                                  51,000,000
34,898,422     (b)Liquid Asset Backed Securities
               Trust, Series 1997-1, (Westdeutsche
               Landesbank Girozentrale Swap Agreement),

               5.228%, 12/15/1998                          34,898,422
3,515,000      Maryland State IDFA, (Genetic Therapy,

               Inc.), (First National Bank of
               Maryland, Baltimore LOC), 5.310%,

               12/7/1998                                    3,515,000

5,600,000      Maryland State IDFA, (Kelly
               Springfield Tire), (First National
               Bank of Maryland, Baltimore LOC),

               5.240%, 12/7/1998                            5,600,000
2,430,000      Maryland State IDFA, Human Genome,
               Series1994, (First National Bank of
               Maryland, Baltimore LOC), 5.220%,

               12/7/1998                                    2,430,000

2,170,000      McDuffie County, GA Development
               Authority, Thomson Plastics, Inc.
               Project (Series 1998), (SouthTrust
               Bank of Alabama, Birmingham LOC),

               5.350%, 12/4/1998                            2,170,000

4,250,000      Memphis, TN Center City Revenue
               Finance Corp., South Bluffs Project
               (Series1998-B), (National Bank of
               Commerce, Memphis, TN LOC),

               5.450%, 12/3/1998                           $4,250,000
9,000,000      Mississippi Business Finance Corp.,

               Howard Industries, Inc. Series 1997,
               (First American National Bank,
               Nashville, TN LOC), 5.300%,

               12/3/1998                                    9,000,000
615,000        New Jersey EDA, Series 1992 K-3,
               (Banque Nationale de Paris LOC),

               5.230%, 12/7/1998                              615,000

3,605,000      New Jersey EDA, Series 1992-H, (Banque
               Nationale de Paris LOC),

               5.100%, 12/7/1998                            3,605,000

6,150,000      O'Dovero Consolidated, LLC, (Series
               1998-A), (National City Bank,
               Michigan/Illinois LOC), 5.070%,

               12/3/1998                                    6,150,000
5,500,000      Pennsylvania EDFA, (Series 1993-C),
               (Barclays Bank PLC, London LOC),

               5.270%, 12/2/1998                            5,500,000
23,704,277     Rabobank Optional Redemption Trust,
               Series 1997-101, 5.343%, 1/17/1999          23,704,277
1,600,000      Saegertown Manufacturing Corp., (PNC

               Bank, N.A. LOC), 5.132%, 12/7/1998           1,600,000
21,000,000     Societe Generale, Paris, 4.923%,
               8/11/1999                                   20,990,412
4,605,000      Sojourn Project, Series 1997,
               (FirstMerit Bank, N.A. LOC), 5.200%,
               12/3/1998                                    4,605,000

2,590,000      Southeast Regional Holdings, LLC,
               Series 1995-A, (Columbus Bank and

               Trust Co., GA LOC), 5.450%, 12/3/1998        2,590,000
5,320,000      Sun Valley, Inc., (SouthTrust Bank of

               Georgia, Atlanta LOC), 5.300%,

               12/4/1998                                    5,320,000
3,545,000      Toledo Medical Building I L.P.,
               (Huntington National Bank, Columbus,
               OH LOC), 5.180%, 5/1/1999                    3,545,000

18,825,000     Union Development Co., (Bank of
               America NT and SA, San Francisco LOC),

               5.296%, 12/3/1998                           18,825,000

3,075,000      United Jewish Federation of Greater
               Pittsburgh VRDB, Series 1995A, (PNC

               Bank, N.A. LOC), 5.050%, 12/3/1998           3,075,000
6,340,000      Van Dyne Crotty Co., (Huntington
               National Bank, Columbus, OH LOC),

               5.140%, 12/3/1998                            6,340,000

4,760,000      Visalia, CA Community Redevelopment
               Agency, East Visalia Redevelopment
               Project (Series 1990), (Union Bank

               of California LOC), 5.260%, 12/3/1998        4,760,000
5,505,000      Woodbury Business Forms,

               Inc./Carribean Business Forms, Series
               1996 Taxable Revenue Bonds,
               (Columbus Bank and Trust Co., GA LOC),

               4.460%, 12/3/1998                            5,505,000
               Total                                      376,952,186

Finance - Automotive--2.4%

100,000,000    General Motors Acceptance Corp.,
               Mortgage of PA, (Guaranteed by General
               Motors Acceptance Corp.),

               5.322%, 1/4/1999                            99,504,282
Finance - Equipment--0.7%
30,000,000     (b)Comdisco, Inc., 144 A Notes,
               5.350%, 2/25/1999                           30,000,000
Finance - Retail--1.9%
21,000,000     AFS Insurance Premium Receivables
               Trust, (Series 1994-A), 5.965%,

               12/15/1998                                  21,000,000
60,000,000     Associates Corp. of North America,
               4.940%, 12/1/1998                           59,997,294
               Total                                       80,997,294

Insurance--7.6%

13,000,000     Aspen Funding Corp., 5.140%, 12/1/1998    $ 13,000,000
172,000,000    General American Life Insurance Co.,
               5.250%, 12/21/1998                         172,000,000
26,000,000     Jackson National Life Insurance Co.,

               5.510%, 1/1/1999                            26,000,000
39,685,740     Liquid Asset Backed Securities Trust,

               Series 1997-3 Senior Notes,
               (Guaranteed by AMBAC), 5.408%,

               12/28/1998                                  39,685,740
15,000,000     SunAmerica Life Insurance Company,
               5.310%, 12/1/1998                           15,000,000
25,000,000     SunAmerica Life Insurance Company,
               5.464%, 12/1/1998                           25,000,000

30,000,000     Transamerica Occidental Life Insurance
               Co., 5.209%, 2/5/1999                        30,000,000
               Total                                       320,685,740
               Total Notes - Variable                      908,139,502
               (d)Repurchase Agreements--11.9%
65,000,000     ABN AMRO Chicago Corp., 5.500%, dated

               11/30/1998, due 12/1/1998                    65,000,000
75,000,000     Bear, Stearns and Co., 5.350%, dated

               11/30/1998, due 12/1/1998                    75,000,000
175,000,000    J.P. Morgan & Co., Inc., 5.500%, dated

               11/30/1998, due 12/1/1998                   175,000,000
175,000,000    Nationsbanc Montgomery Securities,
               Inc., 5.320%, dated 11/30/1998, due
               12/1/1998                                   175,000,000

10,100,000     Warburg Dillon Reed LLC, 5.350%, dated
               11/30/1998, due 12/1/1998                    10,100,000
               Total Repurchase Agreements                 500,100,000
Time Deposit--6.2%
Banking--6.2%

100,000,000    Bank of Tokyo-Mitsubishi Ltd., 5.625%,
               12/1/1998                                   100,000,000

75,000,000     Royal Bank of Canada, Montreal,

               5.625%, 12/1/1998                            75,000,000
60,000,000     Societe Generale, Paris, 5.000%,
               12/1/1998                                    60,000,000
25,000,000     Westdeutsche Landesbank Girozentrale,

               5.625%, 12/1/1998                            25,000,000
               Total                                       260,000,000
               Total Investments (at amortized cost)(e) $4,204,525,925


 (a) Each issue shows the rate of discount at the time of purchase, or the coupon for interest bearing issues.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1998, these securities amounted to $135,063,366 which represents 3.2% of net assets.

 (c) Current rate and next reset date shown.

 (d) The repurchase agrements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (e) Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of net assets ($4,195,780,886) at November 30, 1998.

The following acronym(s) are used throughout this portfolio:
AMBAC--American Municipal Bond Assurance Corporation
EDA  --Economic Development Authority
EDFA --Economic Development Financing Authority
FSA  --Financial Security Assurance
IDB  --Industrial Development Bond
IDFA --Industrial Development Finance Authority
LLC  --Limited Liability Corporation
LOC  --Letter of Credit
MBIA --Municipal Bond Investors Assurance
PLC  --Public Limited Company
SA   --Support Agreement
VRDB --Variable Rate Demand Bond

(See Notes which are an integral part of the Financial Statements)

                      Statement of Assets and Liabilities
                               Prime Cash Series

                         November 30, 1998 (unaudited)

Assets:

Investments in repurchase agreements                                  $  500,100,000
Investments in securities                                              3,704,425,922
Total investments in securities, at amortized cost and value          $4,204,525,922
Income receivable                                                         16,146,780
Receivable for shares sold                                                     4,478
 Total assets                                                          4,220,677,180
Liabilities:
Payable for investments purchased                                         14,986,667
Income distribution payable                                                7,527,110
Payable to Bank                                                              692,098
Accrued expenses                                                           1,690,419
 Total liabilities                                                        24,896,294
Net Assets for 4,195,780,886 shares outstanding                       $4,195,780,886
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,195,780,886 / 4,195,780,886 shares outstanding                              $1.00


(See Notes which are an integral part of the Financial Statements)

                            STATEMENT OF OPERATIONS

                               Prime Cash Series
                 Six Months Ended November 30, 1998 (unaudited)


Investment Income:

Interest                                                    $109,923,399

Expenses:

Investment advisory fee                                     $  9,787,317
Administrative personnel and services fee                      1,475,927
Custodian fees                                                   106,009
Transfer and dividend disbursing agent fees and expenses       3,801,047
Directors'/Trustees' fees                                         12,526
Auditing fees                                                      6,530
Legal fees                                                         6,334
Portfolio accounting fees                                         80,838
Distribution services fee                                      1,957,463
Shareholder services fee                                       4,893,659
Share registration costs                                         112,166
Printing and postage                                             311,862
Insurance premiums                                               169,623
Taxes                                                            110,302
Miscellaneous                                                      2,053
 Total expenses                                               22,833,656
Waiver of investment advisory fee                             (3,172,799)

 Net expenses                                                 19,660,857
   Net investment income                                    $ 90,262,542

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF CHANGES IN NET ASSETS

                               Prime Cash Series


                                                                                             Six Months
                                                                                               Ended

                                                                                            (unaudited)         Year Ended
                                                                                         November 30, 1998     May 31, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                                                      $    90,262,542   $    148,596,429
Distributions to Shareholders--
Distributions from net investment income                                                       (90,262,542)      (148,596,429)
Share Transactions--

Proceeds from sale of shares                                                                 6,526,429,823     12,363,460,681
Net asset value of shares issued to shareholders in payment of distributions declared           83,614,801        144,001,210
Cost of shares redeemed                                                                     (6,162,297,703)   (11,122,809,806)
 Change in net assets resulting from share transactions                                        447,746,921      1,384,652,085
   Change in net assets                                                                        447,746,921      1,384,652,085
Net Assets:

Beginning of period                                                                          3,748,033,965      2,363,381,880
End of period                                                                              $ 4,195,780,886   $  3,748,033,965

(See Notes which are an integral part of the Financial Statements)

                              FINANCIAL HIGHLIGHTS

                               Prime Cash Series

(For a share outstanding throughout each period)


                                                    Six Months
                                                       Ended

                                                    (unaudited)

                                                     November 30,                 Year Ended May 31,

                                                       1998         1998         1997         1996         1995        1994
Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
Income from investment operations
 Net investment income                                    0.02         0.05         0.05         0.05         0.05       0.02
Less distributions
 Distributions from net investment income                (0.02)       (0.05)       (0.05)       (0.05)       (0.05)     (0.02)
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
Total return (a)                                          2.33%        4.83%        4.64%        4.90%        4.60%      2.48%
Ratios to average net assets
 Expenses                                               1.00%*         1.00%        0.99%        0.99%        0.99%      0.99%
 Net investment income                                  4.61%*         4.73%        4.55%        4.78%        4.57%      2.45%
 Expense waiver/reimbursement (b)                       0.16%*         0.18%        0.20%        0.38%        0.20%      0.18%
Supplemental data

 Net assets, end of period (000 omitted)            $4,195,781   $3,748,034   $2,363,382   $1,539,235   $1,027,083   $791,147

 * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                         NOTES TO FINANCIAL STATEMENTS

                               Prime Cash Series

                         November 30, 1998 (unaudited)

Organization

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities .

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at November 30, 1998 is as follows:


                      Security                           Acquisition Date     Acquisition Cost

Bankers Trust Corp.                                                1/29/1998       $30,000,000
Bankers Trust Corp.                                                7/30/1998        26,800,000
Beta Finance, Inc.                                     10/15/1998-11/18/1998        13,323,218
Comdisco, Inc., 144 A Notes                                        8/26/1998        30,000,000
Liquid Asset Backed Securities Trust, Series 1997-1                2/19/1997        34,898,422
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Capital Stock

At November 30, 1998, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 1998, capital paid-in aggregated $4,195,780,886. Transactions in capital stock were as follows:


                                                                          Six Months

                                                                            Ended

                                                                         (unaudited)         Year Ended
                                                                      November 30, 1998     May 31, 1998

Shares sold                                                             $ 6,526,429,823   $ 12,363,460,681
Shares issued to shareholders in payment of distributions declared           83,614,801        144,001,210
Shares redeemed                                                          (6,162,297,703)   (11,122,809,806)
Net change resulting from share transactions                            $   447,746,921   $  1,384,652,085


Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transaction

During the period ended November 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $24,200,000 and $29,390,000, respectively

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                   DIRECTORS

                                John F. Donahue

                                Thomas G. Bigley

                              John T. Conroy, Jr.

                            Nicholas P. Constantakis

                              William J. Copeland

                             J. Christopher Donahue

                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.

                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.

                                Wesley W. Posvar

                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                   Chairman

                               Richard B. Fisher
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                            Executive Vice President

                                 and Secretary

                               Richard J. Thomas
                                   Treasurer

                             Nicholas J. Seitanakis
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information

[FEDERATED LOGO]

Prime Cash Series

Semi-Annual Report
to Shareholders
November 30, 1998

Cusip 147551105
0122606 (1/99)

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

[RECYCLED LOGO]

                              President's Message

Dear Shareholder:

Treasury Cash Series, a portfolio of Cash Trust Series, Inc., was established in 1990, and I am pleased to present its Semi-Annual Report to shareholders, which covers the six-month period ended November 30, 1998. The report begins with an investment review by the fund's portfolio manager, Susan R. Hill, Vice President of Federated Advisers, which is followed by a complete listing of the fund's investments, and its financial statements.

During the reporting period, Treasury Cash Series paid a total of $0.02 in dividends per share. In addition to income on their ready cash, shareholders benefited from the fund's daily liquidity and stability of principal.* The fund has maintained a net asset value of $1.00 per share since its inception.

At the end of the reporting period, 84.8% of the fund's $1 billion portfolio was invested in repurchase agreements backed by U.S. government securities, because these securities offered yield advantage over many direct government securities. The remainder of the fund's assets was invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series as a convenient way to help your ready cash earn daily income through the relative safety of U.S. Treasury money market obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

/s/  Richard B. Fisher

Richard B. Fisher
President
January 15, 1999

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Treasury Cash Series is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's ("S&P")* and Aaa by Moody's Investors Service, Inc.("Moody's").**

Early in the reporting period, economic fundamentals were still the driving factor behind movements in short-term interest rates. With economic growth still strong of 1998--albeit slowing from its torrid 5.50% pace of growth in the first quarter of 1998--market participants were content with the idea that the Federal Reserve Board (the "Fed") would remain on the sidelines. The anticipated drag on the U.S. economy resulting from the economic crises in Asia had become apparent- -particularly in the manufacturing sector--over the second quarter of 1998. This slowdown lent comfort to investors that economic growth would not be so robust as to ignite inflationary pressures.

By the third quarter of 1998, however, a dramatic shift in market sentiment was evident. Uncertainty in the world economies resulted in vulnerability in our domestic equity market, and led to a substantial flight to quality to U.S. Treasury securities across the yield curve. Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the U.S. economies, as a result of the remote Asian crisis, now became an overpowering influence on the market and expectations regarding future U.S. growth. Although economic fundamentals still remained fairly positive in this environment, fear dominated market sentiment over this period.

Expectations regarding the direction of the next change in monetary policy did an abrupt about-face over the reporting period. The Fed adopted a tightening bias in March, a reflection of their underlying concern about inflationary pressures. By August, the Fed had removed its tightening bias as Fed officials perceived that the risks to the economy had become more balanced. By late August, however, market expectations that the Fed might eventually need to ease monetary policy to help the U.S. economy along, as a result of the world economic struggles, had begun to grow. This expectation intensified throughout September, and at the September 29, 1998 Federal Open Market Committee ("FOMC") meeting, the Fed voted to ease monetary policy by a modest 25 basis points. The Fed followed that move with another 25 basis point ease on October 15, 1998, which brought the Federal Funds Target Rate down to 5.00%. The Fed also voted to cut the discount rate by the same magnitude, from 5.00% to 4.75%, at that time. And finally, in mid-November, the Fed voted once again at its November 17, 1998 FOMC meeting to reduce the Federal Funds Target Rate and the discount rate by 25 basis points. These moves were a reflection of concern over the potential economic impact that the crises in foreign economies would have on U.S. domestic growth, as well as with the liquidity/credit crisis evident in the fixed-income markets.

Short-term interest rates reflected the turmoil and shift in monetary policy over the reporting period. From June through August, the yield on the three-month Treasury bill traded within a range of 5.00%-5.25%, driven by technical supply factors rather than market sentiment. By mid-August, however, the trouble in the Asian economies had broadened to include Russia and Latin America, and a flight to quality to U.S. Treasury securities from investors seeking a safe haven became evident. The three-month bill declined steadily in ensuing weeks to 3.60% in mid-October, around the time of the second easing step by the Fed. The yield decline was exacerbated by the overall decline in issuance of Treasury securities due to the improving Federal budget picture. The sudden inter-meeting move by the Fed in October, coupled with the added insurance of the ease in November, had the desired affect of calming the turbulent financial markets, however, and the three-month bill retraced some of the flight to quality influence to end the reporting period at 4.50%.

* The AAAm rating is obtained after S&P evaluates a number of factors including credit quality, market price exposure, and management. S&P monitiors the portfolio weekly for developments that could cause changes in the ratings.

** Money market funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated, fixed-income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

 Over the reporting period, the fund was targeted in a 35-to 45-day average maturity range, reflecting the relatively expensive nature of the short-term Treasury yield curve. The average maturity of the fund varied within that range according to relative value opportunities available in the Treasury market. The fund remained barbelled in structure, combining a significant position in overnight and term repurchase agreements with purchases of Treasury securities- -predominantly Treasury notes--with 6 to 13 month maturities. We believe the 75 basis point cumulative easing in monetary policy by the Fed should be sufficient, for now, to provide comfort to the market that the economy will be able to withstand the drag from overseas. As a result, the Fed should remain on the sidelines in the near term until additional light is shed on the health of the economy and it's longer term prospects for growth.

                           Portfolio of Investments

                              Treasury Cash Series
                         November 30, 1998 (unaudited)


  Principal

   Amount                                                                                  Value

Short-Term U.S. Treasury Obligations--22.4%
(a)U.S. Treasury Bills--5.4%

$ 54,000,000      4.410% - 4.860%, 12/15/1998 - 1/21/1999                              $ 53,871,795
U.S. Treasury Notes--17.0%
 169,600,000      5.625% - 7.000%, 2/28/1999 - 11/30/1999                               170,665,872
                      Total Short-Term U.S. Treasury Obligations                        224,537,667
(b)Repurchase Agreements--84.8%

  45,000,000      ABN AMRO Chicago Corp., 5.300%, dated 11/30/1998, due 12/1/1998        45,000,000
  50,000,000      Barclays de Zoete Wedd Securities, Inc., 5.300%, dated

                  11/30/1998, due 12/1/1998                                              50,000,000
  50,000,000      Bear, Stearns and Co., 5.380%, dated 11/30/1998, due 12/1/1998         50,000,000
  50,000,000      CIBC Wood Gundy Securities Corp., 5.300%, dated
                  11/30/1998, due 12/1/1998                                              50,000,000
  5,500,000       (c)Deutsche Bank Government Securities, Inc., 4.800%, dated
                  10/29/1998, due 1/28/1999                                               5,500,000
  27,300,000      Deutsche Bank Government Securities, Inc., 5.320%, dated
                  11/30/1998, due 12/1/1998                                              27,300,000
  50,000,000      Donaldson, Lufkin and Jenrette Securities Corp., 5.300%, dated

                  11/30/1998, due 12/1/1998                                              50,000,000
  50,000,000      First Union Capital Markets, 5.350%, dated 11/30/1998,
                  due 12/1/1998                                                          50,000,000
  20,000,000      (c)Goldman Sachs Group, LP, 4.88%, dated 11/30/1998, due 2/3/1999      20,000,000
  40,000,000      (c)Goldman Sachs Group, LP, 5.100%, dated 10/8/1998, due 1/6/1999      40,000,000
  50,000,000      Greenwich Capital Markets, Inc., 5.370%, dated 11/30/1998,
                  due 12/1/1998                                                          50,000,000
  40,000,000      (c)J.P. Morgan & Co., Inc., 4.740%, dated 11/17/1998, due 2/17/1999    40,000,000
  50,000,000      Paribas Corp., 5.370%, dated 11/30/1998, due 12/1/1998                 50,000,000
  50,000,000      Salomon Brothers, Inc., 5.320%, dated 11/30/1998, due 12/1/1998        50,000,000
  50,000,000      Societe Generale Securities Corp., 5.350%, dated 11/30/1998,
                  due 12/1/1998                                                          50,000,000
  50,000,000      Toronto Dominion Securities (USA) Inc., 5.350%, dated 11/30/1998,
                  due 12/1/1998                                                          50,000,000
  24,000,000      (c)Warburg Dillon Reed LLC, 4.740%, dated 11/19/1998, due 2/18/1999    24,000,000
  50,000,000      Warburg Dillon Reed LLC, 5.350%, dated 11/30/1998, due 12/1/1998       50,000,000
  100,000,000     Warburg Dillon Reed LLC, 5.370%, dated 11/30/1998, due 12/1/1998      100,000,000
                      Total Repurchase Agreements                                       851,800,000
                      Total Investments (at amortized cost)(d)                       $1,076,337,667


 (a) The issue shows the rate of discount at time of purchase.
 (b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

 (d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($1,004,270,257) at November 30, 1998.

The following acronyms are used throughout this portfolio:

LLC--Limited Liability Corporation
LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                      Statement of Assets and Liabilities

                              Treasury Cash Series
                         November 30, 1998 (unaudited)


Assets:

 Investments in repurchase agreements                                  $  851,800,000
 Investments in securities                                                224,537,667
 Total investments in securities, at amortized cost and value                                   $1,076,337,667
 Income receivable                                                                                   2,491,151
 Total assets                                                                                    1,078,828,818
 Liabilities:

 Payable for investments purchased                                         71,946,461
 Income distribution payable                                                2,413,091
 Payable to Bank                                                               58,501
 Accrued expenses                                                             140,508
 Total liabilities                                                                                  74,558,561
 Net Assets for 1,004,270,257 shares outstanding                                                $1,004,270,257
 Net Asset Value, Offering Price and Redemption Proceeds Per Share:
 $1,004,270,257 / 1,004,270,257 shares outstanding                                                       $1.00

(See Notes which are an integral part of the Financial Statements)

                            Statement of Operations

                              Treasury Cash Series
                 Six Months Ended November 30, 1998 (unaudited)


Investment Income:
Interest                                                                     $25,307,866

Expenses:

Investment advisory fee                                     $ 2,342,857
Administrative personnel and services fee                       353,303
Custodian fees                                                   35,494
Transfer and dividend disbursing agent fees and expenses        304,393
Directors'/Trustees' fees                                         4,255
Auditing fees                                                     6,645
Legal fees                                                        3,861
Portfolio accounting fees                                        63,897
Distribution services fee                                       468,571
Shareholder services fee                                      1,171,428
Share registration costs                                         26,614
Printing and postage                                             62,116
Insurance premiums                                                3,402
Taxes                                                            25,217
Miscellaneous                                                     3,438
 Total expenses                                               4,875,491
Waiver of investment advisory fee                              (169,159)

 Net expenses                                                                  4,706,332
   Net investment income                                                     $20,601,534


(See Notes which are an integral part of the Financial Statements)

                      Statement of Changes in Net Assets

                              Treasury Cash Series


                                                                      Six Months
                                                                        Ended

                                                                     (unaudited)         Year Ended
                                                                  November 30, 1998     May 31, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                               $    20,601,534   $    38,047,314
Distributions to Shareholders--
Distributions from net investment income                                (20,601,534)      (38,047,314)
Share Transactions--

Proceeds from sale of shares                                          2,028,936,538     3,586,341,688
Net asset value of shares issued to shareholders in payment of
distributions declared                                                   16,583,623        33,442,587
Cost of shares redeemed                                              (1,862,734,131)   (3,569,463,870)
 Change in net assets resulting from share transactions                 182,786,030        50,320,405
   Change in net assets                                                 182,786,030        50,320,405
Net Assets:

Beginning of period                                                     821,484,227       771,163,822
End of period                                                       $ 1,004,270,257   $   821,484,227

(See Notes which are an integral part of the Financial Statements)

                             Financial Highlights

                              Treasury Cash Series

(For a share outstanding throughout each period)


                                                     Six Months
                                                        Ended

                                                     (unaudited)

                                                    November 30,                          Year Ended May 31,
                                                        1998         1998       1997       1996       1995       1994
Net asset value, beginning of period                  $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations
 Net investment income                                      0.02       0.05       0.04       0.05       0.04       0.02
Less distributions
 Distributions from net investment income                  (0.02)     (0.05)     (0.04)     (0.05)     (0.04)     (0.02)
Net asset value, end of period                        $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total return(a)                                             2.23%      4.70%      4.50%      4.83%      4.34%      2.37%
Ratios to average net assets
 Expenses                                                 1.00%*       1.00%      0.99%      0.99%      0.99%      0.99%
 Net investment income                                    4.40%*       4.60%      4.41%      4.70%      4.26%      2.33%
 Expense waiver/reimbursement(b)                          0.04%*       0.24%      0.03%      0.29%      0.08%      0.10%
Supplemental data

 Net assets, end of period (000 omitted)              $1,004,270   $821,484   $771,164   $593,730   $424,091   $427,005

 * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                         Notes to Financial Statements

                              Treasury Cash Series
                         November 30, 1998 (unaudited)

Organization

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/

dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Capital Stock

At November 30, 1998, there were 12,500,000,000 shares ($0.001 per share) authorized. At November 30, 1998, capital paid-in aggregated $1,004,270,257.

Transactions in capital stock were as follows:


                                                                       Six Months Ended

                                                                         (unaudited)        Year Ended
                                                                      November 30, 1998    May 31, 1998

Shares sold                                                               2,028,936,538    3,586,341,688
Shares issued to shareholders in payment of distributions declared           16,583,623       33,442,587
Shares redeemed                                                          (1,862,734,131)  (3,569,463,870)

 Net change resulting from share transactions                               182,786,030       50,320,405

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                   Directors
                                John F. Donahue
                                Thomas G. Bigley

                              John T. Conroy, Jr.
                            Nicholas P. Constantakis

                              William J. Copeland
                             J. Christopher Donahue

                               James E. Dowd, Esq
                            Lawrence D. Ellis, M.D.

                          Edward L. Flaherty, Jr., Esq
                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar

                               Marjorie P. Smuts

                                    Officers
                                John F. Donahue

                                    Chairman

                               Richard B. Fisher
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                           Executive Vice President,

                                 and Secretary

                               Richard J. Thomas
                                   Treasurer

                             Nicholas J. Seitanakis
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[FEDERATED INVESTORS LOGO]

Treasury Cash Series

Semi-Annual Report
to Shareholders
November 30, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 147551402

0122607 (1/99)                     [RECYCLED PAPER LOGO]